UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]
     New ways.
SEI  New answers.(R)




SEI Institutional International Trust


Semi-Annual Report as of March 31, 2006


International Equity Fund


Emerging Markets Equity Fund


International Fixed Income Fund


Emerging Markets Debt Fund

TABLE OF CONTENTS


------------------------------------------------------------

Schedules of Investments                                   1
------------------------------------------------------------
Statements of Assets and Liabilities                      39
------------------------------------------------------------
Statements of Operations                                  40
------------------------------------------------------------
Statements of Changes in Net Assets                       41
------------------------------------------------------------
Financial Highlights                                      43
------------------------------------------------------------
Notes to Financial Statements                             44
------------------------------------------------------------
Disclosure of Fund Expenses                               53
------------------------------------------------------------
Board of Trustees Considerations in
   Approving the Funds' Investment Advisory
   and Sub-Advisory Agreements                            54
------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
March 31, 2006

--------------------------------------------------------------------------------
[BAR CHART OMITTED]
SECTOR WEIGHTINGS+:
26.4%    Financials
11.4%    Short-Term Investments
 8.3%    Consumer Discretionary
 7.8%    Industrials
 6.8%    Basic Materials
 6.6%    Asset-Backed Securities
 6.0%    Energy
 5.4%    Consumer Staples
 4.9%    Healthcare
 4.3%    Telecommunication Services
 3.9%    Information Technology
 3.7%    Utilities
 3.2%    U.S. Government Mortgage-Backed Securities
 0.9%    U.S. Treasury Obligations
 0.4%    U.S. Government Agency Obligations

+Percentages based on total investments. Includes investments held as collateral for securities on loan (See Note 8). Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 85.4%
AUSTRALIA -- 2.1%
   Amcor                                                 191,383     $    1,010
   Australia & New Zealand Banking Group                 226,649          4,283
   Australia Gas & Light                                  83,300          1,101
   BHP Billiton                                          254,398          5,079
   BlueScope Steel                                        91,863            470
   Boral                                                 341,200          2,170
   Brambles Industries                                    55,521            426
   Caltex Australia                                      208,259          2,851
   Centro Properties Group                               127,244            587
   Cochlear                                               14,267            541
   Coles Myer                                             36,961            282
   Commonwealth Bank of Australia                        193,422          6,248
   Computershare                                         102,067            536
   CSL                                                    51,006          1,989
   CSR                                                    44,998            143
   Downer EDI                                             24,671            156
   GPT Group                                             341,221          1,005
   Insurance Australia Group                             361,473          1,410
   Macquarie Airports                                    956,784          2,299
   Macquarie Bank                                         14,179            654
   Macquarie Goodman Group                                59,152            210
   Macquarie Infrastructure Group                        175,734            477
   Mirvac Group                                          222,293            674
   National Australia Bank                               128,817          3,463
   Orica                                                  90,776          1,501
   Pacific Brands                                         50,080             85
   PaperlinX                                             469,800          1,263
   Promina Group                                         217,343            848
   Qantas Airways                                        924,574          2,334
   QBE Insurance Group                                   805,981         12,574
   Rinker Group                                          199,559          2,825
   Stockland                                             373,240          1,788
   Suncorp-Metway                                          8,720            121
   Telstra                                               163,542            436


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Wesfarmers                                             31,454     $      782
   Westpac Banking                                       320,517          5,444
   Woodside Petroleum                                     68,853          2,233
   Woolworths                                            365,108          4,902
                                                                     -----------
                                                                         75,200
                                                                     -----------
AUSTRIA -- 0.6%
   Andritz                                                 1,704            248
   Boehler-Uddeholm                                        1,867            384
   Erste Bank der Oesterreichischen
     Sparkassen                                           26,501          1,561
   OMV                                                    84,279          5,630
   Raiffeisen International Bank Holding                   7,018            598
   Telekom Austria                                       354,978          8,355
   Voestalpine                                            20,400          2,850
                                                                     -----------
                                                                         19,626
                                                                     -----------
BELGIUM -- 0.7%
   Belgacom                                                4,237            135
   Delhaize Group*                                        62,043          4,445
   Dexia                                                  18,245            471
   Fortis                                                299,338         10,671
   Groupe Bruxelles Lambert                               10,987          1,221
   InBev                                                  22,800          1,068
   KBC Groep                                              45,300          4,857
   Omega Pharma                                           27,600          1,688
   UCB                                                    29,750          1,462
                                                                     -----------
                                                                         26,018
                                                                     -----------
BRAZIL -- 0.1%
   Gerdau ADR                                             92,250          2,078
   Uniao de Bancos Brasileiros GDR                        13,800          1,020
                                                                     -----------
                                                                          3,098
                                                                     -----------
CANADA -- 1.6%
   Abitibi-Consolidated (A)                              116,200            481
   Alcan (A)                                             139,800          6,403
   Cameco (A)                                            118,000          4,248
   Canadian Natural Resources (A)                        185,400         10,314
   Inco*(1)                                               52,200          2,604
   Methanex (A)                                           51,300          1,051
   Potash Saskatchewan (A)                                37,300          3,287
   Rogers Communications, Cl B (A)                       230,750          8,812
   Suncor Energy (A)                                      24,800          1,905
   Teck Cominco, Cl B                                    212,200         13,668
   TELUS (A)                                              73,800          2,857
   Toronto-Dominion Bank (A)                              19,500          1,088
                                                                     -----------
                                                                         56,718
                                                                     -----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31,2006     1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
CHINA -- 0.0%
   China Petroleum & Chemical                          2,176,000     $    1,262
                                                                     -----------
DENMARK -- 0.3%
   AP Moller - Maersk (A)                                    320          2,745
   Carlsberg, Cl B (A)                                    24,150          1,574
   D/S Torm (A)                                            4,050            189
   Danisco                                                21,700          1,756
   Danske Bank (A)                                        69,300          2,568
   DSV (A)                                                 1,450            193
   Novo-Nordisk, Cl B (A)                                 27,400          1,702
   TDC                                                       700             44
   William Demant Holding*                                 5,200            344
                                                                     -----------
                                                                         11,115
                                                                     -----------
FINLAND -- 1.1%
   Fortum (A)                                            583,708         14,707
   Kesko, Cl B (A)                                        15,100            470
   Metso (A)                                              32,376          1,248
   Neste Oil (A)                                          17,350            596
   Nokia (A)                                             407,339          8,419
   Nokia ADR                                              69,800          1,446
   Outokumpu (A)*                                         69,600          1,404
   Rautaruukki (A)                                        98,299          3,626
   Sampo, Cl A (A)                                       123,249          2,591
   UPM-Kymmene                                            58,900          1,390
   Wartsila, Cl B (A)                                     13,200            489
   YIT (A)*                                               63,400          1,717
                                                                     -----------
                                                                         38,103
                                                                     -----------
FRANCE -- 8.9%
   Accor                                                  49,417          2,845
   Air France-KLM                                        204,676          4,813
   Air Liquide                                            12,292          2,556
   Assurances Generales de France                        198,400         23,913
   AXA                                                   303,309         10,630
   BNP Paribas                                           289,455         26,849
   Bouygues                                              365,948         19,419
   Business Objects*                                      10,639            388
   Cap Gemini*                                           170,200          9,260
   Carrefour                                             157,037          8,343
   Casino Guichard Perrachon*                             15,664          1,094
   Cie de Saint-Gobain                                    55,030          3,839
   Cie Generale d'Optique Essilor
     International                                        14,320          1,275
   CNP Assurances                                          1,956            197
   Compagnie Generale des Etablissements
     Michelin, Cl B                                       15,303            960
   Credit Agricole                                       205,375          7,980
   Dassault Systemes                                      16,662            951
   France Telecom                                        659,944         14,823
   Gecina+                                                13,100          1,736


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Groupe Danone                                         114,457     $   14,003
   L'Oreal                                                20,525          1,806
   Lafarge                                                32,258          3,650
   LVMH Moet Hennessy Louis Vuitton                       11,800          1,155
   Neopost                                                 1,077            117
   PagesJaunes Groupe                                      7,438            209
   Pernod-Ricard                                           6,476          1,239
   Peugeot                                                36,257          2,282
   Pinault-Printemps-Redoute                              19,400          2,339
   Publicis Groupe                                        10,717            418
   Renault                                               162,813         17,289
   Sanofi-Aventis                                        325,532         30,926
   Schneider Electric                                     78,946          8,512
   Societe Generale                                      154,273         23,169
   Sodexho Alliance                                       23,700          1,124
   Suez                                                   29,241          1,151
   Technip*                                               39,500          2,670
   Thales*                                                24,100          1,070
   Total                                                 154,123         40,604
   Veolia Environnement                                   33,600          1,863
   Vinci                                                 125,660         12,371
   Vivendi Universal                                      85,343          2,927
   Zodiac                                                  4,731            307
                                                                     -----------
                                                                        313,072
                                                                     -----------
GERMANY -- 6.1%
   Allianz (A)                                            79,921         13,326
   Altana                                                 16,700          1,033
   BASF (A)                                               62,161          4,867
   Bayer                                                 394,651         15,789
   Bayerische Motoren Werke (A)                           96,882          5,329
   Celesio (A)                                             2,316            219
   Commerzbank                                           366,550         14,585
   Continental (A)                                       132,110         14,524
   DaimlerChrysler (A)                                   129,723          7,441
   Deutsche Bank                                          96,962         11,059
   Deutsche Boerse (A)                                    36,675          5,281
   Deutsche Post (A)                                     101,282          2,536
   Deutsche Telekom (A)                                  198,390          3,342
   E.ON                                                  140,130         15,399
   Fresenius Medical Care (A)                             83,100          9,916
   Hypo Real Estate Holding (A)                          136,950          9,375
   Infineon Technologies (A)*                             98,328          1,013
   Linde                                                  15,154          1,314
   MAN                                                   160,013         11,090
   Merck KGaA                                             84,300          8,001
   Muenchener Rueckversicherungs (A)                      97,952         13,869
   Puma Rudolf Dassler Sport (A)*                          3,300          1,248
   RWE (A)                                               196,553         17,083
   SAP (A)                                                25,615          5,549
   SAP ADR                                                10,800            587
   Siemens (A)                                           138,857         12,946
   Suedzucker (A)                                         83,800          2,165


--------------------------------------------------------------------------------
2    SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   ThyssenKrupp (A)                                       30,736     $      886
   Volkswagen (A)                                         62,261          4,695
   Wincor Nixdorf (A)                                      2,574            324
                                                                     -----------
                                                                        214,791
                                                                     -----------
GREECE -- 0.1%
   Alpha Bank A.E.*                                        6,640            245
   Coca Cola Hellenic Bottling                            10,240            318
   Intracom                                               41,470            298
   National Bank of Greece                                33,330          1,565
   OPAP                                                   38,320          1,462
   Piraeus Bank                                           18,150            549
   Titan Cement                                            5,640            269
                                                                     -----------
                                                                          4,706
                                                                     -----------
HONG KONG -- 0.9%
   ASM Pacific Technology                                 36,000            215
   Cheung Kong Holdings                                  148,000          1,569
   China Mobile Hong Kong                              1,630,000          8,560
   CLP Holdings                                          290,000          1,693
   CNOOC                                               7,546,000          5,835
   Hang Lung Group                                       248,000            566
   Hang Lung Properties                                  561,000          1,066
   Henderson Land Development                            129,000            715
   HongKong Electric Holdings                            672,800          3,165
   Hopewell Holdings                                     102,000            296
   Kingboard Chemical Holdings                           157,000            474
   Li & Fung                                           1,108,000          2,499
   MTR                                                   513,300          1,157
   PCCW                                                1,238,000            806
   Sino Land                                              54,500             78
   Sun Hung Kai Properties                               162,000          1,645
   Swire Pacific, Cl A                                   281,000          2,750
   Wharf Holdings                                         96,000            352
                                                                     -----------
                                                                         33,441
                                                                     -----------
HUNGARY -- 0.0%
   Mol Magyar Olaj-es Gazipari                            13,000          1,332
                                                                     -----------
INDIA -- 0.0%
   Punjab National Bank                                   90,000            950
                                                                     -----------
IRELAND -- 0.5%
   Anglo Irish Bank                                      490,350          8,070
   Bank of Ireland                                        22,046            410
   CRH                                                   172,416          6,009
   DCC                                                     8,064            187
   Depfa Bank                                            160,371          2,853
   Fyffes                                                 71,486            192
                                                                     -----------
                                                                         17,721
                                                                     -----------


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
ISRAEL -- 0.1%
   Bank Hapoalim                                         445,000     $    2,062
   Teva Pharmaceutical Industries ADR                     25,000          1,030
                                                                     -----------
                                                                          3,092
                                                                     -----------
ITALY -- 2.3%
   Banca Intesa                                          559,585          3,339
   Banca Intesa RNC                                       39,817            225
   Banca Monte dei Paschi di Siena                       653,522          3,674
   Banca Popolare di Milano                              675,667          7,964
   Banche Popolari Unite                                  63,574          1,539
   Banco Popolare di Verona e Novara                      23,410            619
   Benetton Group                                         89,300          1,331
   Buzzi Unicem                                           24,200            576
   Capitalia                                             211,141          1,753
   Enel                                                   40,099            339
   ENI - Ente Nazionale Idrocarburi                      958,563         27,237
   Fiat (A)                                              598,205          7,529
   Fiat RNC*                                             217,890          2,403
   Finmeccanica                                           49,400          1,120
   Italcementi                                            81,181          1,942
   Luxottica Group                                         9,730            268
   Recordati                                             201,400          1,575
   Telecom Italia RNC (A)                              1,355,390          3,604
   UniCredito Italiano                                 1,765,189         12,742
                                                                     -----------
                                                                         79,779
                                                                     -----------
JAPAN -- 22.4%
   Acom (A)                                               21,330          1,249
   Advantest (A)                                          43,900          5,220
   Aeon (A)                                              238,400          5,769
   Aisin Seiki                                            69,900          2,713
   Amada                                                 190,000          2,068
   Aoyama Trading                                         39,300          1,296
   Asahi Kasei                                           249,000          1,771
   Asatsu-DK (A)                                          52,000          1,811
   Astellas Pharma                                       209,800          7,948
   Bank of Fukuoka (A)                                   288,000          2,424
   Bank of Kyoto (A)                                      94,000          1,131
   Bank of Yokohama                                      138,000          1,127
   Bridgestone                                            54,000          1,124
   Canon                                                 394,414         26,040
   Canon Sales (A)                                        56,000          1,203
   Central Glass (A)                                      38,000            220
   Central Japan Railway                                     750          7,374
   Chiba Bank                                            171,000          1,517
   Chiyoda (A)                                           195,000          4,528
   Chubu Electric Power (A)                               58,800          1,470
   Chugai Pharmaceutical                                  54,200            981
   Citizen Watch (A)                                      12,100            114
   COMSYS Holdings (A)                                    21,000            299
   Credit Saison (A)                                      24,600          1,357


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006    3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Dai Nippon Printing (A)                               440,000     $    7,943
   Daicel Chemical Industries (A)                        183,000          1,537
   Daido Steel (A)                                       385,000          3,899
   Daiichi Sankyo                                         54,001          1,229
   Daimaru (A)                                           289,000          4,247
   Dainippon Screen Manufacturing (A)                     63,000            666
   Daito Trust Construction (A)                           25,300          1,317
   Daiwa House Industry                                  121,000          2,092
   Daiwa Securities Group (A)                            777,000         10,398
   Denki Kagaku Kogyo (A)                                282,000          1,257
   Denso                                                  57,500          2,266
   Dowa Mining*                                           21,000            250
   East Japan Railway (A)                                    265          1,958
   Eisai (A)                                              20,000            870
   Electric Power Development                             25,080            793
   Fanuc                                                  58,700          5,637
   Fuji Electric Holdings                                418,000          2,274
   Fuji Television Network                                    82            204
   Fujikura                                              179,000          2,022
   Fujitsu (A)                                           111,000            934
   Gunma Bank                                            141,000          1,064
   Gunze                                                 479,000          3,227
   Hankyu Department Stores (A)                          346,000          3,193
   Hankyu Holdings*                                      111,000            642
   Hirose Electric (A)                                    22,600          3,170
   Hitachi                                               481,000          3,396
   Hitachi Chemical                                       12,100            347
   Hitachi Construction Machinery                         14,500            381
   Hokkaido Electric Power (A)                            49,581          1,061
   Honda Motor (A)                                       129,910          8,026
   Hoya                                                   94,300          3,796
   Ibiden (A)                                             23,400          1,180
   Isetan (A)                                             65,000          1,413
   Ishikawajima-Harima Heavy
     Industries (A)*                                     338,000          1,069
   Itochu (A)                                          1,163,000          9,965
   Japan Steel Works*                                    745,800          5,076
   Japan Tobacco (A)                                       1,965          6,895
   JFE Holdings (A)                                      224,600          9,042
   Joyo Bank                                             166,000          1,168
   JS Group (A)                                           15,300            328
   JSR                                                    12,600            374
   Kamigumi (A)                                           29,000            231
   Kaneka (A)                                             12,000            144
   Kansai Electric Power (A)                             466,844         10,347
   Kao (A)                                               421,000         11,061
   Kawasaki Heavy Industries (A)*                        363,200          1,271
   KDDI (A)                                                  265          1,413
   Kinden                                                112,000          1,013
   Kirin Brewery (A)                                      86,000          1,168
   Kobe Steel                                          2,541,000          9,626
   Kokuyo (A)                                             73,700          1,109
   Komatsu (A)                                           224,800          4,277
   Komori                                                 61,000          1,419


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Konica Minolta Holdings (A)                            11,500     $      146
   Kubota (A)                                            241,000          2,594
   Kyocera (A)                                             4,200            371
   Kyushu Electric Power (A)                             130,300          2,932
   Lawson (A)                                             81,300          3,052
   Leopalace21*                                           47,300          1,772
   Makita (A)                                             88,000          2,707
   Marubeni (A)                                          871,300          4,549
   Marui (A)                                             475,800          9,376
   Matsui Securities*                                     25,900            358
   Matsushita Electric Industrial (A)                    183,470          4,066
   Matsushita Electric Works (A)                          52,000            623
   Millea Holdings (A)                                       280          5,529
   Mitsubishi (A)                                      1,028,100         23,352
   Mitsubishi Electric (A)                             1,214,100         10,280
   Mitsubishi Estate                                     335,900          7,943
   Mitsubishi Gas Chemical                               168,000          2,045
   Mitsubishi Heavy Industries (A)                       771,400          3,661
   Mitsubishi Materials (A)                              338,000          1,802
   Mitsubishi Rayon (A)                                  308,000          2,516
   Mitsubishi UFJ Financial Group                          2,131         32,503
   Mitsubishi UFJ Securities (A)                          93,000          1,490
   Mitsui (A)                                            410,000          5,914
   Mitsui Chemicals (A)                                  368,000          2,701
   Mitsui Engineering & Shipbuilding (A)*                314,000          1,017
   Mitsui Mining & Smelting                               34,000            237
   Mitsui OSK Lines (A)                                  911,000          6,146
   Mitsui Sumitomo Insurance                             426,000          5,780
   Mitsui Trust Holdings                                 841,100         12,268
   Mizuho Financial Group (A)                              1,631         13,312
   Murata Manufacturing (A)                               15,400          1,040
   NEC (A)                                             1,020,000          7,149
   NGK Spark Plug (A)                                    224,600          5,225
   NHK Spring (A)                                         40,000            505
   Nidec (A)                                              18,800          1,539
   Nikon (A)                                             122,000          2,182
   Nintendo (A)                                           26,100          3,893
   Nippon Electric Glass                                 120,000          2,980
   Nippon Express (A)                                    180,000          1,019
   Nippon Kayaku                                         381,000          3,365
   Nippon Mining Holdings                                277,000          2,331
   Nippon Oil (A)                                        441,500          3,454
   Nippon Paper Group                                         57            246
   Nippon Shokubai (A)                                   103,000          1,221
   Nippon Steel                                          820,000          3,169
   Nippon Telegraph & Telephone                            1,943          8,316
   Nippon Yusen Kabushiki Kaisha (A)                     200,000          1,219
   Nishi-Nippon City Bank (A)*                           547,000          2,976
   Nishimatsu Construction (A)                           427,000          1,744
   Nissan Motor (A)                                      798,500          9,461
   Nisshin Seifun Group (A)                               64,900            662
   Nisshin Steel (A)                                     312,000          1,079
   Nisshinbo Industries                                  151,000          1,688
   Nissin Food Products (A)                               42,900          1,323


--------------------------------------------------------------------------------
4    SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Nitori (A)                                              9,200     $      478
   Nitto Denko (A)                                        67,600          5,724
   Nomura Holdings (A)                                    63,700          1,417
   NSK                                                    67,000            580
   NTN (A)                                                61,000            482
   NTT Data                                                  363          1,741
   NTT DoCoMo (A)                                          5,099          7,520
   Obayashi (A)                                          235,000          1,908
   Odakyu Electric Railway (A)                           177,000          1,094
   OJI Paper                                              44,000            270
   Oki Electric Industry (A)                             878,000          2,798
   Onward Kashiyama                                       62,000          1,093
   Oriental Land (A)                                      67,300          3,896
   ORIX (A)                                               79,940         24,831
   Osaka Gas (A)                                       1,692,000          6,138
   Promise (A)                                            14,200            857
   Rakuten (A)                                               132            120
   Ricoh (A)                                              91,000          1,774
   Rinnai (A)                                             43,200          1,292
   Rohm                                                   38,100          4,020
   Santen Pharmaceutical (A)                              17,200            413
   Sanwa Shutter (A)                                      44,000            288
   Sega Sammy Holdings                                   139,800          5,664
   Seino Transportation (A)                              110,000          1,145
   Seven & I Holdings (A)                                 26,000          1,027
   Shimachu (A)                                           46,700          1,464
   Shimamura (A)                                          39,700          4,606
   Shimizu (A)                                           140,000          1,017
   Shin-Etsu Chemical                                     40,200          2,177
   Shinko Securities*                                    207,000          1,146
   Shinsei Bank                                        1,256,000          8,771
   Shiseido                                               23,000            427
   Showa Denko (A)                                       251,000          1,113
   Showa Shell Sekiyu (A)                                268,700          3,043
   SMC (A)                                                29,200          4,539
   Softbank (A)                                          338,100          9,886
   Sompo Japan Insurance (A)                             221,000          3,197
   Sony (A)                                               34,200          1,580
   Sumitomo (A)                                          531,000          7,543
   Sumitomo Chemical                                     281,000          2,282
   Sumitomo Electric Industries (A)                       98,000          1,549
   Sumitomo Forestry (A)                                  66,000            667
   Sumitomo Heavy Industries (A)                         449,000          4,304
   Sumitomo Metal Industries (A)                       1,183,000          5,063
   Sumitomo Mitsui Financial Group (A)                     2,706         29,814
   Sumitomo Osaka Cement                                 352,000          1,280
   Sumitomo Realty & Development (A)                      66,000          1,824
   Sumitomo Rubber Industries (A)                        156,000          2,033
   Sumitomo Trust & Banking                              180,000          2,078
   Suzuken (A)                                            53,000          1,658
   Suzuki Motor (A)                                      211,500          4,849
   T&D Holdings (A)                                       15,300          1,193
   Taisei (A)                                            107,000            511
   Taisho Pharmaceutical (A)                              21,000            422


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Taiyo Nippon Sanso                                     23,000     $      170
   Takashimaya (A)                                       211,000          3,208
   Takeda Pharmaceutical                                 238,600         13,569
   Takefuji                                               13,900            873
   Tanabe Seiyaku                                         23,000            254
   TDK                                                    10,900            819
   Teijin                                                 76,000            504
   Tobu Railway (A)                                      214,000          1,123
   Toda (A)                                              172,000            770
   Tohoku Electric Power (A)                              58,100          1,253
   Tokuyama (A)                                           92,000          1,556
   Tokyo Broadcasting System                             124,500          3,334
   Tokyo Electric Power                                  317,200          7,890
   Tokyo Electron (A)                                    103,100          7,095
   Tokyo Gas (A)                                       1,126,000          4,915
   Tokyo Steel Manufacturing                             133,900          2,712
   Tokyu (A)                                             328,000          2,204
   Toray Industries (A)                                  128,000          1,046
   Toshiba (A)                                           429,000          2,487
   Toyo Suisan Kaisha                                    229,000          3,488
   Toyoda Gosei (A)                                       55,800          1,220
   Toyota Industries                                      95,600          3,897
   Toyota Motor (A)                                      515,800         28,109
   Trend Micro (A)                                        62,500          2,188
   Ube Industries                                        390,000          1,147
   Uni-Charm (A)                                          12,700            622
   UNY (A)                                                70,000          1,117
   Ushio (A)                                              48,600          1,155
   Wacoal Holdings (A)                                    79,500          1,078
   Yahoo! Japan                                            4,786          2,912
   Yamada Denki (A)                                      125,650         14,451
   Yamaha (A)                                             87,500          1,543
   Yamaha Motor (A)                                       88,700          2,188
   Yamato Transport (A)                                  187,800          3,836
                                                                     -----------
                                                                        790,606
                                                                     -----------
LUXEMBOURG -- 0.5%
   Arcelor                                               348,329         13,712
   SES Global FDR                                        240,090          3,795
                                                                     -----------
                                                                         17,507
                                                                     -----------
MEXICO -- 0.6%
   America Movil ADR, Ser L                              382,750         13,113
   Fomento Economico Mexicano ADR*                        94,900          8,699
                                                                     -----------
                                                                         21,812
                                                                     -----------
NETHERLANDS -- 4.6%
   ABN AMRO Holding                                      438,301         13,122
   Aegon                                                 541,714         10,010
   Akzo Nobel                                             85,611          4,537
   Buhrmann                                              101,882          1,800
   Corio+*                                                 4,181            269

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006    5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   CSM                                                    92,016     $    2,869
   DSM                                                   104,151          4,749
   Euronext                                               51,400          4,233
   European Aeronautic Defense and Space*                154,195          6,488
   Heineken                                               54,876          2,080
   Heineken Holding                                       65,662          2,260
   ING Groep                                             908,529         35,842
   James Hardie Industries                                78,211            529
   Koninklijke Ahold*                                     49,406            388
   Koninklijke Philips Electronics                        31,823          1,074
   Randstad Holdings*                                     16,171            957
   Reed Elsevier                                          57,850            828
   Royal Dutch Shell, Cl A (GBP)                          91,651          2,858
   Royal Dutch Shell, Cl A                               831,156         25,971
   Royal Dutch Shell, Cl B                               306,735          9,960
   Royal KPN                                             857,512          9,651
   Royal Numico                                           29,814          1,317
   Unilever                                              263,592         18,278
   VNU                                                    32,200          1,046
   Wereldhave+                                             2,148            241
   Wolters Kluwer*                                        14,975            373
                                                                     -----------
                                                                        161,730
                                                                     -----------
NEW ZEALAND -- 0.1%
   Fletcher Building                                      47,657            259
   Telecom of New Zealand                              1,339,027          4,534
                                                                     -----------
                                                                          4,793
                                                                     -----------
NORWAY -- 0.8%
   DNB (A)                                               249,500          3,355
   Norsk Hydro (A)                                        78,520         10,864
   Norske Skogindustrier (A)                              77,142          1,305
   Orkla                                                  14,800            733
   ProSafe (A)                                             6,300            329
   Statoil (A)                                           318,150          9,162
   Yara International (A)                                 45,300            719
                                                                     -----------
                                                                         26,467
                                                                     -----------
PHILIPPINES -- 0.0%
   Philippine Long Distance Telephone                     21,400            805
                                                                     -----------
PORTUGAL -- 0.5%
   Banco BPI                                             678,300          4,827
   Banco Comercial Portugues                             538,167          1,713
   Banco Espirito Santo                                   91,600          1,668
   Cimpor Cimentos de Portugal*                           58,760            392
   Energias de Portugal*                               1,371,811          5,379
   Sonae                                               1,403,686          2,293
                                                                     -----------
                                                                         16,272
                                                                     -----------


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
SINGAPORE -- 0.6%
   DBS Group Holdings                                    103,000     $    1,037
   Flextronics International*                            257,000          2,660
   Jardine Cycle & Carriage                               17,000            117
   Keppel                                                 31,000            264
   Keppel Land                                            50,000            153
   SembCorp Industries                                 1,405,000          3,039
   Singapore Airlines                                     31,000            268
   Singapore Petroleum*                                   74,000            238
   Singapore Telecommunications                        4,963,714          8,129
   United Overseas Bank                                  593,900          5,726
   United Overseas Land                                  634,000          1,132
                                                                     -----------
                                                                         22,763
                                                                     -----------
SOUTH AFRICA -- 0.5%
   Harmony Gold Mining*                                   84,500          1,371
   Sanlam                                                745,380          1,995
   Sasol                                                 335,617         12,685
   Telkom                                                 45,860          1,195
                                                                     -----------
                                                                         17,246
                                                                     -----------
SOUTH KOREA -- 1.4%
   Honam Petrochemical                                    23,600          1,433
   Hyundai Motor                                          85,060          7,152
   Industrial Bank of Korea                               49,730            921
   INI Steel                                              59,040          1,759
   Kookmin Bank                                           18,900          1,632
   POSCO                                                   8,800          2,269
   Samsung Electronics                                    17,485         11,337
   Samsung Electronics GDR (2)                            41,084         13,424
   Shinhan Financial Group                               212,400          9,509
                                                                     -----------
                                                                         49,436
                                                                     -----------
SPAIN -- 3.0%
   Acciona                                                 5,027            782
   ACS Actividades Cons y Serv                           309,900         12,023
   Altadis                                                91,928          4,116
   Antena 3 de Television                                 14,683            378
   Banco Bilbao Vizcaya Argentaria                       583,047         12,150
   Banco Santander Central Hispano                       932,183         13,594
   Ebro Puleva                                             5,884            107
   Endesa                                                592,452         19,100
   Fomento de Construcciones y Contratas                   8,427            623
   Iberdrola                                             268,828          8,667
   Inditex                                                47,251          1,821
   Repsol                                                726,714         20,614
   Telefonica (A)                                        688,237         10,786
   Union Fenosa*                                          30,187          1,146
                                                                     -----------
                                                                        105,907
                                                                     -----------


--------------------------------------------------------------------------------
6    SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
SWEDEN -- 1.6%
   Alfa Laval                                             49,700     $    1,336
   Atlas Copco, Cl A (A)                                 503,000         14,134
   Axfood (A)                                              5,250            130
   Eniro                                                  25,400            293
   Getinge                                                10,600            172
   Nordea Bank (A)                                       294,204          3,633
   Sandvik                                                46,900          2,771
   SAS*                                                   78,200          1,094
   Scania, Cl B                                           10,700            464
   Skandinaviska Enskilda Banken (A)                      93,000          2,303
   SKF, Cl B (A)                                         270,742          4,412
   Ssab Svenskt Stal, Cl A                                83,058          3,975
   Svenska Cellulosa, Cl B                                37,600          1,650
   Svenska Handelsbanken, Cl A                            88,500          2,459
   Swedish Match                                          85,500          1,168
   Telefonaktiebolaget LM Ericsson,
     Cl B (A)                                          2,450,253          9,306
   TeliaSonera (A)                                       264,500          1,585
   Trelleborg, Cl B (A)                                   84,000          1,956
   Volvo, Cl A (A)                                         3,000            137
   Volvo, Cl B (A)                                        86,500          4,046
                                                                     -----------
                                                                         57,024
                                                                     -----------
SWITZERLAND -- 5.6%
   ABB                                                   324,777          4,088
   Adecco                                                 22,300          1,243
   Ciba Specialty Chemicals                                2,166            129
   Clariant                                               30,972            479
   Compagnie Financiere Richemont                        142,287          6,805
   Credit Suisse Group                                   412,560         23,093
   Geberit                                                 1,198          1,141
   Holcim                                                217,137         17,247
   Nestle                                                101,740         30,128
   Novartis                                              730,194         40,509
   Phonak Holding                                          3,131            178
   Rieter Holding                                            935            372
   Roche Holding                                         153,798         22,843
   STMicroelectronics                                     13,864            256
   Swatch Group                                           10,435            362
   Swatch Group, Cl B                                      2,862            479
   Swiss Reinsurance                                      95,761          6,675
   Swisscom                                                9,063          2,930
   UBS                                                   172,195         18,869
   Xstrata                                               342,351         11,063
   Zurich Financial Services                              30,855          7,231
                                                                     -----------
                                                                        196,120
                                                                     -----------
TAIWAN -- 0.3%
   Chunghwa Telecom ADR                                  186,039          3,645
   Compal Electronics                                  1,247,700          1,274
   HON HAI Precision Industry GDR                        115,369          1,429


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing                    993,297     $    1,965
   Taiwan Semiconductor
     Manufacturing ADR                                   196,876          1,981
                                                                     -----------
                                                                         10,294
                                                                     -----------
THAILAND -- 0.0%
   PTT                                                   199,200          1,198
                                                                     -----------
UNITED KINGDOM -- 17.5%
   3i Group                                               28,651            467
   Aggreko                                               646,000          3,544
   Alliance Unichem                                       37,671            585
   Amec                                                  159,700          1,116
   Anglo American                                        197,919          7,614
   ARM Holdings                                          191,111            442
   AstraZeneca                                           457,606         23,018
   AstraZeneca (SEK) (A)                                 103,236          5,192
   Aviva                                                 746,566         10,353
   BAA                                                   190,350          2,737
   BAE Systems                                         1,254,100          9,153
   Balfour Beatty                                         42,796            276
   Barclays                                            1,323,845         15,465
   Barratt Developments                                  244,670          4,494
   Bellway                                               139,342          2,985
   Berkeley Group Holdings                                68,084          1,399
   BG Group                                              376,400          4,698
   BHP Billiton                                        1,554,375         28,350
   BOC Group                                             381,716         10,243
   Bovis Homes Group                                      17,845            278
   BP                                                  3,967,653         45,491
   Brambles Industries                                   147,043          1,099
   British Airways*                                      338,693          2,075
   British American Tobacco                              893,353         21,601
   British Land                                           85,519          1,841
   British Sky Broadcasting                              211,231          1,979
   BT Group                                              181,628            699
   Bunzl                                                 290,000          3,436
   Burberry Group                                        161,047          1,295
   Cadbury Schweppes                                   1,492,918         14,812
   Capita Group                                           33,765            269
   Carnival                                               39,260          1,927
   Cobham                                                327,600          1,068
   Cookson Group                                          22,331            200
   Daily Mail & General Trust                             14,809            178
   Diageo                                                193,954          3,050
   Electrocomponents                                     201,400            978
   Emap                                                   36,681            561
   Enterprise Inns                                        66,814          1,103
   First Choice Holidays                                  37,678            141
   Firstgroup                                             26,719            197
   Friends Provident                                   1,327,770          4,802
   Gallaher Group                                         12,122            177
   GKN                                                    66,847            386


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006    7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   GlaxoSmithKline                                     1,320,463     $   34,471
   Great Portland Estates                                144,300          1,226
   GUS                                                   200,623          3,671
   Hammerson                                              13,785            297
   Hanson                                                380,909          4,982
   Hays                                                3,105,958          8,741
   HBOS                                                1,015,803         16,932
   Hilton Group                                          810,008          5,465
   HSBC Holdings                                       1,396,956         23,383
   IMI                                                   115,400          1,133
   Imperial Chemical Industries                          222,880          1,338
   Imperial Tobacco Group                                594,839         17,612
   Inchcape                                               16,603            751
   Intercontinental Hotels Group                         677,958         11,072
   International Power                                   662,200          3,251
   J Sainsbury                                           941,813          5,432
   Johnston Press                                         23,739            200
   Kelda Group                                            21,283            291
   Kingfisher                                            256,900          1,067
   Land Securities Group                                   9,355            313
   Legal & General Group                                 268,218            661
   Liberty International                                  15,003            306
   Lloyds TSB Group                                      547,370          5,227
   Man Group                                              38,181          1,632
   Mitchells & Butlers                                   348,936          2,896
   National Grid                                         774,613          7,692
   Next                                                    9,793            280
   Northern Rock                                          72,134          1,481
   Pearson                                                95,469          1,321
   Persimmon                                             367,193          8,458
   Prudential                                             13,744            159
   Punch Taverns                                         286,994          4,194
   Reckitt Benckiser                                     319,567         11,230
   Reed Elsevier                                       1,484,623         14,215
   Resolution                                             93,400          1,086
   Rio Tinto                                             223,064         11,306
   Rolls-Royce Group                                     543,221          4,315
   Royal & Sun Alliance Insurance Group                2,481,546          5,929
   Royal Bank of Scotland Group                        1,164,895         37,845
   SABMiller                                             178,817          3,523
   Schroders                                              54,600          1,126
   Scottish & Newcastle                                  133,203          1,201
   Scottish & Southern Energy                             95,683          1,879
   Scottish Power                                      1,806,584         18,238
   Severn Trent                                           27,619            535
   Smiths Group                                           24,779            423
   Sportingbet                                           882,500          5,740
   Stagecoach Group                                      134,593            268
   Standard Chartered                                    160,422          3,985
   Tate & Lyle                                           363,353          3,599
   Taylor Woodrow                                        621,975          4,359


--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                     ($ Thousands)(3)  ($ Thousands)
--------------------------------------------------------------------------------
   Tesco                                                  83,232     $      476
   Tomkins                                               242,159          1,412
   Trinity Mirror                                         71,820            710
   Unilever                                              434,008          4,434
   United Business Media                                  48,473            610
   United Utilities                                      158,774          1,899
   Vodafone Group                                     20,873,993         43,629
   Whitbread                                             290,180          5,970
   Wimpey George                                         448,714          4,355
   Wolseley                                              131,275          3,220
   WPP Group                                              46,074            552
   Yell Group                                            125,100          1,182
                                                                     -----------
                                                                        616,960
                                                                     -----------
Total Common Stock
   (Cost $2,330,495) ($ Thousands)                                    3,016,964
                                                                     -----------

ASSET-BACKED SECURITIES -- 8.8%
   ABS Home Equity Loan Trust,
     Ser 2003-HE5, Cl M1 (C)
        5.499%, 09/15/33                                   1,800          1,815
   ACE Securities, Ser 2003-NC1, Cl M (C)
        5.598%, 07/25/33                                   2,100          2,110
   ACE Securities, Ser 2003-OP1, Cl M1 (C)
        5.518%, 12/25/33                                     800            805
   Aegis Asset Backed Securities Trust,
     Ser 2003-3, Cl M1 (C)
        5.518%, 01/25/34                                     700            701
   Aegis Asset Backed Securities Trust,
     Ser 2004-5, Cl 1A1 (C)
        5.008%, 10/25/13                                   1,277          1,277
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A (C)
        5.294%, 06/25/45                                  14,139         14,009
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (C)
        5.718%, 03/25/33                                   1,424          1,432
   Argent Securities, Ser 2003-W9, Cl M1 (C)
        5.508%, 03/25/34                                   1,400          1,410
   Asset Backed Funding Certificates,
     Ser 2005-AQ1, Cl A1B (G)
        4.250%, 06/25/35                                   8,190          8,147
   Banc of America Funding,
     Ser 2006-A, Cl 2A2 (C)
        5.485%, 02/20/36                                     884            879
   Bear Stearns NIM Trust,
     Ser 2005-AQ2N, Cl A1 (2)
        5.500%, 09/25/35                                     315            313
   Carrington Mortgage Loan Trust,
     Ser 2005-NC4, Cl A1 (C)
        4.968%, 09/25/35                                   2,763          2,763


--------------------------------------------------------------------------------
8    SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(3)  ($ Thousands)
--------------------------------------------------------------------------------
   Centex Home Equity,
     Ser 2004-B, Cl AF3 (G)
        2.946%, 05/25/28                                   1,000     $      986
   Centex Home Equity,
     Ser 2004-D, Cl AV4 (C)
        5.118%, 11/25/31                                  10,350         10,361
   Chase Funding Mortgage Loan,
     Ser 2003-1, Cl 1A4
        4.119%, 02/25/29                                   3,748          3,723
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (C)
        6.818%, 01/25/36                                   1,221          1,163
   Countrywide Asset-Backed Certificates,
     Ser 2004-11, Cl A2 (C)
        5.198%, 03/25/33                                   3,859          3,866
   Countrywide Asset-Backed Certificates,
     Ser 2005-15, Cl 1AF1 (C)
        4.721%, 04/25/36                                   4,575          4,575
   Countrywide Asset-Backed Certificates,
     Ser 2006-IM1, Cl A1 (C)
        4.908%, 04/25/36                                   9,736          9,736
   Countrywide Home Equity Loan Trust,
     Ser 2006-D, Cl 2A (C)
        4.976%, 03/15/36                                  11,800         11,800
   Countrywide Home Loans,
     Ser 2004-22, Cl A1 (C)
        5.116%, 11/25/34                                   2,573          2,537
   Countrywide Home Loans,
     Ser 2006-HYB2, Cl 1A1 (C)
        5.168%, 04/20/36                                   8,912          8,837
   DLSA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M4 (C)
        5.383%, 03/30/36                                     760            760
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M5 (C)
        5.483%, 03/30/36                                     490            490
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M7 (C)
        6.383%, 03/30/36                                     490            488
   First Franklin Mortgage Loan Asset,
     Ser 2004-FF10, Cl A2 (C)
        5.218%, 12/25/32                                   2,438          2,444
   First Franklin Mortgage Loan Asset,
     Ser 2004-FF2, Cl A3 (C)
        5.018%, 03/25/34                                   4,259          4,258
   First Franklin Mortgage Loan Asset,
     Ser 2005-FF4, Cl 2A3 (C)
        5.038%, 05/25/35                                   6,000          6,002
   First Franklin Mortgage Loan Asset,
     Ser 2005-FFA, Cl A2A (C)
        4.928%, 03/25/25                                   1,366          1,367
   First Franklin Mortgage Loan Asset,
     Ser 2005-FFH3, Cl 2A1 (C)
        4.948%, 09/25/35                                  14,913         14,915


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(3)  ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Alternative Mortgage,
     Ser 2005-AA3, Cl 3A1 (C)
        5.386%, 05/25/35                                   1,450     $    1,437
   GSAA Home Equity NIM Trust,
     Ser 2006-2, Cl 2A1 (C)
        4.918%, 12/25/35                                  16,876         16,876
   GSAA Home Equity NIM Trust,
     Ser 2006-3N, Cl 3 (2)
        5.750%, 03/25/36                                     560            560
   Home Equity Asset NIM Trust,
     Ser 2006-1, Cl 43
        0.000%, 05/27/36                                     700            699
   Indymac Mortgage Loan Trust,
     Ser 2004-AR6, Cl 1A (C)
        5.461%, 10/25/34                                   1,340          1,352
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
        6.568%, 11/25/35                                   1,850          1,752
   Lehman XS Trust, Ser 2005-7N,
     Cl M71 (C)
        6.568%, 12/25/35                                   1,075            991
   Master Asset Backed Securities Trust,
     Ser 2002-OPT1, Cl M1 (C)
        5.968%, 11/25/32                                   1,300          1,308
   Master Asset Backed Securities Trust,
     Ser 2003-WMC2, Cl M1 (C)
        5.518%, 08/25/33                                     952            954
   Master Asset Backed Securities Trust,
     Ser 2006-AB1, Cl A1 (C)
        4.968%, 02/25/36                                  18,500         18,506
   Merrill Lynch Mortgage Investors,
     Ser 2005-HE2, Cl A2A (C)
        4.928%, 09/25/36                                   2,499          2,499
   Merrill Lynch Mortgage Trust,
     Ser 2006-1, Cl 1A1 (C)
        5.357%, 02/25/36                                   8,120          8,104
   Morgan Stanley Capital I,
     Cl 2003-NC8, Cl M1 (C)
        5.518%, 09/25/33                                   2,000          2,009
   New Century Home Equity Loan Trust,
     Ser 2004-A, Cl AII3 (C)
        4.450%, 08/25/34                                   5,200          5,161
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A1F (G)
        4.359%, 08/25/35                                   4,011          3,990
   New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (C)
        4.938%, 10/25/35                                  11,160         11,162
   Nomura Asset Acceptance,
     Ser 2004-R1, Cl A1 (2)
        6.500%, 03/25/34                                   2,184          2,198
   Nomura Asset Acceptance,
     Ser 2004-R2, Cl A1 (2) (C)
        6.500%, 10/25/34                                   2,432          2,433

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006    9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(3)  ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (2) (C)
        7.318%, 01/25/36                                     230     $      195
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (2) (C)
        7.318%, 01/25/36                                     500            401
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM3 (B) (C) (E)
        4.680%, 05/25/06                                  12,035         12,035
   Residential Accredit Loans,
     Ser 2005-QA3, Cl NB2 (C)
        5.280%, 03/25/35                                   7,647          7,574
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (C)
        5.218%, 03/25/36                                   1,000          1,000
   Residential Asset Mortgage Products,
     Ser 2006-RZ1, Cl A1 (C)
        4.898%, 03/25/36                                  18,579         18,581
   Residential Asset Securities,
     Ser 2006- EMX2, Cl A1 (C)
        4.650%, 02/25/36                                   8,400          8,400
   Residential Asset Securities,
     Ser 2006-KS2, Cl A1 (C)
        4.888%, 03/25/36                                  16,000         15,995
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (C)
        0.000%, 05/25/36                                   8,000          8,000
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (C)
        0.000%, 05/25/36                                   4,800          4,800
   Sharps SP I LLC NIM Trust,
     Ser 2005-HE3N, Cl N (2)
        5.000%, 05/25/35                                   1,776          1,771
   Structured Asset Investment Loan
     Trust, Ser 2005-1, Cl A4 (2) (C)
        5.048%, 02/25/35                                   4,968          4,972
   Structured Asset Investment Loan
     Trust, Ser 2005-8, Cl A2 (C)
        4.948%, 10/25/35                                   3,409          3,409
   Structured Asset Securities,
     Ser 2005-NC1, Cl A2 (G)
        3.920%, 02/25/35                                   1,567          1,552
   Structured Asset Securities,
     Ser 2005-S1, Cl B3 (2) (C)
        7.318%, 03/25/35                                     850            852
   Wachovia Asset Securization,
     Ser 2004-HM1A, Cl A (B) (C) (E)
        4.860%, 05/26/06                                  12,030         12,031
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl A12 (C)
        3.450%, 06/25/19                                   4,600          4,539
                                                                     -----------
Total Asset-Backed Securities
   (Cost $312,326) ($ Thousands)                                        312,067
                                                                     -----------


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(3)  ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (D) -- 7.1%
UNITED STATES -- 7.1%
   AIG Funding
        4.630%, 04/10/06                                  10,000     $    9,987
   Bavaria TRR (B)
        4.820%, 04/25/06                                  15,000         14,952
        4.810%, 04/13/06                                  10,000          9,984
   BellSouth
        4.750%, 04/05/06                                   8,000          7,995
   Brahms Funding (B)
        4.780%, 04/06/06                                  20,000         19,987
   Clipper Receivables (B)
        4.800%, 04/26/06                                  25,000         24,917
   Harwood Street Funding II (B)
        4.810%, 04/21/06                                  16,000         15,957
   Jupiter Securitization (B)
        4.790%, 05/02/06                                  10,000          9,959
   Klio III Funding (B)
        4.800%, 04/18/06                                  20,000         19,955
   Merrill Lynch
        4.680%, 04/06/06                                  15,000         14,988
   Mica Funding LLC (B)
        4.730%, 04/05/06                                  20,000         19,990
   Prudential
        4.680%, 04/06/06                                  15,000         14,988
   Sheffield Receivables (B)
        4.780%, 04/07/06                                  14,000         13,989
   Stratford Receivables (B)
        4.800%, 04/04/06                                  11,000         10,995
   Thames Asset Global Securities (B)
        4.780%, 04/03/06                                  25,529         25,522
   Toyota Motor Credit
        4.579%, 04/04/06                                  15,000         14,992
                                                                     -----------
Total Commercial Paper
   (Cost $249,157) ($ Thousands)                                        249,157
                                                                     -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS (C) -- 4.0%
UNITED STATES -- 4.0%
   FHLMC
        5.861%, 02/01/36                                   1,681          1,691
        5.589%, 10/01/35                                   2,892          2,900
   FHLMC 30 Year TBA
        5.500%, 04/15/35                                   7,000          6,834
   FNMA
        5.547%, 01/01/36                                   2,925          2,930
        5.516%, 01/01/36                                      28             28
   FNMA 15 Year TBA
        5.000%, 04/30/20                                  65,000         63,355
   FNMA 30 Year TBA
        5.500%, 04/30/35                                  52,000         50,749

--------------------------------------------------------------------------------
10   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(3)  ($ Thousands)
--------------------------------------------------------------------------------
   GNMA
        4.500%, 08/20/34 to 03/20/36                       2,682     $    2,677
        4.375%, 06/20/33                                     522            524
        4.000%, 02/20/35                                     402            402
        3.750%, 02/20/34                                   9,442          9,266
                                                                     -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $141,843) ($ Thousands)                                        141,356
                                                                     -----------

CORPORATE OBLIGATIONS (C) -- 2.1%
UNITED STATES -- 2.1%
   Harrier Finance Funding LLC
     MTN (B) (E)
        4.830%, 04/27/06                                  10,000         10,000
   K2 LLC MTN (B) (E)
        4.830%, 05/10/06                                  10,000         10,000
   Liberty Lighthouse US Capital
     MTN (B) (E)
        4.770%, 03/01/07                                  20,000         19,996
   Links Finance LLC MTN (B) (E)
        4.830%, 04/28/06                                  10,000         10,000
   Residential Capital
        6.875%, 06/30/15 (2)                                 265            276
        6.000%, 02/22/11                                     700            695
   Shinsei Finance Cayman (2)
        6.418%, 01/29/49                                   1,740          1,713
   Theta Funding MTN (B) (E)
        4.840%, 05/05/06                                  10,000         10,000
   Washington Mutual Preferred
     Funding (2)
        6.534%, 03/15/49                                   1,900          1,841
   Whistlejacket Funding LLC
     MTN (B) (E)
        4.840%, 05/15/06                                  10,000         10,000
                                                                     -----------
Total Corporate Obligations
   (Cost $74,611) ($ Thousands)                                          74,521
                                                                     -----------

U.S. TREASURY OBLIGATIONS -- 1.2% UNITED STATES -- 1.2%
   U.S. Treasury Bills (D)
        4.556%, 04/27/06                                   1,150          1,147
        4.554%, 05/04/06                                   1,500          1,494
        4.406%, 04/13/06                                   1,750          1,748
        4.404%, 04/20/06                                   1,950          1,946
        4.360%, 04/06/06                                     850            850
        4.207%, 05/25/06 (1)                              15,610         15,509


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                              ($ Thousands)(3)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Treasury Inflationary Index Notes
        3.875%, 04/15/29                                   8,201     $   10,525
        3.500%, 01/15/11                                   7,062          7,465
                                                                     -----------
Total U.S. Treasury Obligations
   (Cost $40,914) ($ Thousands)                                          40,684
                                                                     -----------

CASH EQUIVALENTS** -- 1.1%
   Barclays Global Investors Funds, Prime
     Money Market Fund, 4.69% (B)                        100,010            100
   SEI Daily Income Trust, Prime
     Obligations Fund, Cl A, 4.39%++                  33,528,750         33,529
   The Reserve Funds, Primary Fund,
     Cl 8, 4.62% (B)                                   4,070,625          4,071
                                                                     -----------
Total Cash Equivalents
   (Cost $37,700) ($ Thousands)                                          37,700
                                                                     -----------

PREFERRED STOCK -- 0.6%
AUSTRALIA -- 0.0%
   News                                                   44,855            742
                                                                     -----------
BRAZIL -- 0.3%
   Braskem, Cl A                                         116,000            861
   Petroleo Brasileiro                                   236,000          4,675
   Suzano Bahia Sul Papel e Celulose                     126,000            860
   Usinas Siderurgicas de Minas
     Gerais, Cl A                                         54,200          2,004
                                                                     -----------
                                                                          8,400
                                                                     -----------
GERMANY -- 0.3%
   Fresenius Medical Care (A)                             12,150          1,378
   Porsche (A)                                             9,867          9,433
   Volkswagen                                              7,943            435
                                                                     -----------
                                                                         11,246
                                                                     -----------
Total Preferred Stock
   (Cost $13,155) ($ Thousands)                                          20,388
                                                                     -----------

                                                       Number of
                                                        Warrants
                                                      -----------

EQUITY LINKED WARRANTS (I) -- 0.5%
TAIWAN -- 0.2%
   Hon Hai Precision Industry*                             1,355          8,388

THAILAND -- 0.3%
   High Tech Computer*                                       399         10,913
                                                                     -----------
Total Equity Linked Warrants
   (Cost $13,193) ($ Thousands)                                          19,301
                                                                     -----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                    Face Amount ($ Thousands)(3)  Market Value
Description                                     Shares/Contracts  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
UNITED STATES -- 0.5%
   FHLMC CMO STRIPS, Ser 232,  Cl IO, IO
        5.000%, 08/01/35                                   5,966     $    1,531
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
        5.000%, 09/15/35                                   5,310          1,273
   FHLMC DN
        4.740%, 06/12/06 (H)                                  23             23
        4.590%, 08/04/06 (1)                               2,755          2,712
   FNMA CMO STRIPS, Ser 2006-10, Cl FD
        5.168%, 03/25/36                                   8,291          8,328
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
        5.000%, 11/01/35                                   2,173            553
   FNMA DN
        4.650%, 06/12/06 (1)                                 877            869
        4.634%, 07/19/06 (H)                               1,135          1,119
                                                                     -----------
Total U.S. Government Agency Obligations
   (Cost $16,100) ($ Thousands)                                          16,408
                                                                     -----------

EXCHANGE TRADED FUND -- 0.0%
UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund*                          19,000          1,233
                                                                     -----------
Total Exchange Traded Fund
   (Cost $1,120) ($ Thousands)                                            1,233
                                                                     -----------

                                                       Number of
                                                          Rights
                                                       ---------
RIGHTS -- 0.0%
FRANCE -- 0.0%
   Vinci, Expires 04/12/06*                                  126            269
                                                                     -----------
Total Rights
   (Cost $0) ($ Thousands)                                                  269
                                                                     -----------

PURCHASED OPTIONS -- 0.0%
UNITED STATES -- 0.0%
   120 Day Euro Futures Call, Expires
     12/16/06, Strike Price $95                              320            174
   U.S. 10 Year Treasury Note Futures Put,
     Expires 05/26/06, Strike Price $106                     117             66
                                                                     -----------
Total Purchased Options
   (Cost $320) ($ Thousands)                                                240
                                                                     -----------


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(3)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) (F) -- 13.0%
   Bank of America
     4.800%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $115,046,000
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $74,363,721-
     $87,221,200, 4.500%-5.500%,
     09/01/18-02/01/35; with total
     market value $117,300,000)                          115,000     $  115,000
   Barclays Capital
     4.780%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $98,039,037
     (collateralized by a U.S. Government
     Obligation, par value $101,751,000,
     0.000%, 08/07/06; with total market
     value $99,960,182)                                   98,000         98,000
   Deutsche Bank
     4.800%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $12,004,800
     (collateralized by various
     U.S. Government Obligation
     ranging in par value $90,000-
     $7,910,000, 0.000%-11.750%,
     05/22/06-12/11/25; with total
     market value $12,240,189)                            12,000         12,000
   Goldman Sachs
     4.850%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $140,056,583
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $2,376,975-
     $222,675,976, 6.000%, 12/01/34-
     02/01/36; with total market
     value $142,800,000)                                 140,000        140,000
   Merrill Lynch.
     4.820%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $94,037,757
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,050,000-
     $5,000,000, 0.000%, 09/01/15-
     03/01/36; with total market
     value $95,882,673)                                   94,000         94,000
                                                                     -----------
Total Repurchase Agreements
   (Cost $459,000) ($ Thousands)                                        459,000
                                                                     -----------
Total Investments -- 124.3%
   (Cost $3,689,934) ($ Thousands)                                    4,389,288
                                                                     -----------

--------------------------------------------------------------------------------
12   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Contracts  ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
UNITED STATES -- 0.0%
   120 Day Euro Futures Call,
     Expires 12/15/06, Strike Price $95                     (320)    $     (148)
   U.S. Treasury Note Futures Put,
     Expires 05/26/06, Strike Price $109                     (68)           (77)
                                                                     -----------
Total Written Options
   (Premiums received $301) ($ Thousands)                            $     (225)


    Percentages are based on Net Assets of $3,531,387 ($ Thousands).
  * Non-Income Producing Security
 ** Rate shown is the 7-day effective yield as of March 31, 2006.
  + Real Estate Investment Trust.
 ++ See Note 3 in Notes to Financial Statements.
(1) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
(2) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2006, the total value of these securities was $16,457, representing 0.47% of the Fund's net assets.
(3) In U.S. dollars unless otherwise indicated.
(A) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $694,749 ($ Thousands) (See Note 8).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2006 was $743,439 ($ Thousands) (See Note 8).
(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2006.
(D) The rate reported is the effective yield at time of purchase.


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
(E) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(F) Tri-Party Repurchase Agreements.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the rate in effect or effective yield on March 31, 2006. The coupon on a step bond changes on a specified date.
(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(I) Security considered illiquid. The total value of the security as of March 31, 2006 was $19,301 ($ Thousands) and represented 0.5% of Net Assets. See
    Note 2 discussing Equity-Linked Warrants.
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at March 31, 2006
(See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                       Currency to                             Currency to                 Appreciation/
Settlement                                 Deliver                                 Receive                (Depreciation)
Date                                   (Thousands)                             (Thousands)                 ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------
4/21/06                  USD                19,312                AUD               26,564                       $  (381)
4/21/06                  USD                26,511                CHF               34,146                          (332)
4/21/06                  USD                 2,543                DKK               15,560                           (17)
4/3/06-4/21/06           USD               121,812                EUR               99,912                          (788)
4/21/06                  USD                91,045                GBP               51,894                        (1,025)
4/21/06                  USD                 6,232                HKD               48,322                            (3)
4/3/06-4/21/06           USD                93,392                JPY           10,805,491                        (1,569)
4/21/06                  USD                 2,832                NOK               18,521                            (6)
4/21/06                  USD                   630                NZD                  996                           (23)
4/21/06                  USD                 8,474                SEK               64,870                          (139)
4/21/06                  USD                 3,148                SGD                5,086                            (2)
4/4/06                   EUR                   252                USD                  305                             1
4/3/06                   JPY                 2,083                EUR                   15                            --
4/3/06-4/4/06            JPY                23,786                USD                  202                             1

                                                                                                                 -------
                                                                                                                 $(4,283)
                                                                                                                 =======
CURRENCY LEGEND
AUD -- Australian Dollar     GBP -- British Pound Sterling    NZD -- New Zealand Dollar
CHF -- Swiss Franc           HKD -- Hong Kong Dollar          SEK -- Swedish Krona
DKK -- Danish Krone          JPY -- Japanese Yen              SGD -- Singapore Dollar
EUR -- Euro                  NOK -- Norwegian Krone           USD -- U.S. Dollar


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   13

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund (Concluded)
March 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2006, is as follows (See Note 2 in Notes to
Financial Statements):
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Unrealized
                             Number of                      Contract                                         Appreciation/
                             Contracts                         Value                 Expiration             (Depreciation)
Type of Contract          Long (Short)                 ($ Thousands)                       Date              ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------
90-Day Eurodollar                 (85)                      $(20,144)                 June 2006                    $    16
90-Day Eurodollar                 (85)                       (20,131)            September 2006                         17
90-Day Eurodollar                 (85)                       (20,133)             December 2006                         22
90-Day Eurodollar                 (85)                       (20,144)                March 2007                         25
90-Day Eurodollar                 (85)                       (20,152)                 June 2007                         25
90-Day Eurodollar                 (85)                       (20,158)            September 2007                         23
90-Day Eurodollar                 (85)                       (20,158)             December 2007                         23
90-Day Eurodollar                 (85)                       (20,157)                March 2008                         22
90-Day Eurodollar                 (85)                       (20,154)                 June 2008                         22
90-Day Eurodollar                 (85)                       (20,149)            September 2008                         21
90-Day Eurodollar                 (85)                       (20,142)             December 2008                         21
90-Day Eurodollar                 (85)                       (20,139)                March 2009                         22
90-Day Eurodollar                 (85)                       (20,133)                 June 2009                         22
90-Day Eurodollar                 (85)                       (20,127)            September 2009                         23
90-Day Eurodollar                 (85)                       (20,118)             December 2009                         24
90-Day Eurodollar                 (83)                       (19,642)                March 2010                         24
90-Day Eurodollar                 (86)                       (20,347)                 June 2010                         26
90-Day Eurodollar                 (86)                       (20,340)            September 2010                         28
90-Day Eurodollar                 (86)                       (20,333)             December 2010                         29
90-Day Eurodollar                 (54)                       (12,766)                March 2011                         10
Amsterdam Index                   129                         14,631                 April 2006                        224
CAC40 10 Euro                     617                         38,961                 April 2006                        524
DAX Index                         212                         38,493                  June 2006                        462
DJ Euro Stoxx 50 Index            267                         12,265                  June 2006                        245
FTSE 100 Index                  1,111                        115,047                  June 2006                         78
Hang Seng Index                    75                          7,641                 April 2006                          2
IBEX 35 Plus Index                 99                         14,229                 April 2006                         70
MSCI Sing Index                    81                          2,996                 April 2006                         33
OMX Index                       1,442                         19,249                 April 2006                        336
S&P/MIB Index                      62                         14,002                  June 2006                        (46)
SPI 200 Index                     249                         22,811                  June 2006                        747
Topix Index                       822                        120,350                  June 2006                      8,034
U.S. 5 Year Treasury Note        (246)                       (25,692)                 June 2006                         71
U.S. 10 Year Treasury Note        (32)                        (3,405)                 June 2006                         36
U.S. Long Treasury Bond           (79)                        (8,623)                 June 2006                         85
                                                                                                                   -------
                                                                                                                   $11,346
                                                                                                                   =======

Swaps -- At March 31, 2006, the following Total Return Swap agreements were outstanding (See Note 2 to Notes to Financial
Statements):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Notional         Unrealized
                                                                                   Expiration           Amount         Appreciation
          Description                                                                 Date           ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
    Index plus 15 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount divided 10000.
    (Counterparty: Bank of America)                                                 07/31/06            $55,000            $    4
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
    Index plus 15 basis point times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the notional amount divided 10000.
    (Counterparty: Bank of America)                                                 07/31/06             85,000                74
Receive payment on the monthly reset spread from Lehman Brothers - CMBS Aaa
    Index times the notional amount. The return on the spread is (the period starting spread minus the period ending spread) times duration times the
    notional amount divided 10000. (Counterparty: Goldman Sachs)                    09/01/06             50,000                62
Receive payment on the monthly reset spread from Swiss Market Index - CHF 3M RTI
    Libor plus 32bps. The return on the spread is (current Index Value / Base
    Index Value multiply by 100 plus (Current Date - Reset Date) / 365 x
    Dividend Yield.
    (Counterparty: JPMorgan Chase)                                                  01/12/07             33,348               926
                                                                                                                           ------
                                                                                                                           $1,066
                                                                                                                           ======

--------------------------------------------------------------------------------
14   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

Emerging Markets Equity Fund
March 31, 2006

--------------------------------------------------------------------------------

[BAR CHART OMITTED]
SECTOR WEIGHTINGS+:
19.0%    Financials
16.3%    Information Technology
14.8%    Energy
12.3%    Telecommunication Services
 9.5%    Consumer Discretionary
 9.1%    Basic Materials
 8.6%    Industrials
 5.0%    Consumer Staples
 3.1%    Utilities
 1.5%    Healthcare
 0.8%    Short-Term Investments

+Percentages based on total investments. Includes investments held as collateral for securities on loan (See Note 8).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.0%
ARGENTINA -- 0.1%
   IRSA Inversiones y
     Representaciones GDR*                               101,000     $    1,197
                                                                     -----------
BERMUDA -- 0.1%
   Credicorp                                              37,600            996
                                                                     -----------
BRAZIL -- 9.9%
   All America Latina Logistica                           19,000          1,182
   Aracruz Celulose ADR                                   21,343          1,130
   Arcelor Brasil                                        143,167          2,220
   Banco Bradesco ADR                                    158,800          5,703
   Banco Itau Holding Financeira ADR                     186,010          5,538
   Brasil Telecom Participacoes                            8,100            294
   Brasil Telecom Participacoes ADR                      145,410          5,277
   Braskem ADR                                            56,300            839
   Centrais Eletricas Brasileiras                     34,932,900            781
   Cia Brasileira de Distribuicao Grupo
     Pao de Acucar ADR                                   141,950          5,983
   Cia de Bebidas das Americas ADR                         2,000             86
   Cia de Saneamento Basico do
     Estado de Sao Paulo                              29,507,100          2,596
   Cia de Saneamento Basico do
     Estado de Sao Paulo ADR                              19,000            418
   Cia Siderurgica Nacional ADR                          123,500          3,880
   Cia Vale do Rio Doce*                                  37,000          1,793
   Cia Vale do Rio Doce ADR                              478,469         21,566
   CPFL Energia ADR                                       28,800          1,210
   Empresa Brasileira de Aeronautica ADR                  34,910          1,286
   Grendene                                              156,200          1,267
   Localiza Rent A CAR                                    27,900            467
   Lojas Renner                                           32,800          1,783
   Natura Cosmeticos                                      33,500            398
   Petroleo Brasileiro ADR                               550,957         45,010
   Rossi Residencial*                                     57,000            680


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Tele Norte Leste Participacoes                        143,968     $    3,135
   Tele Norte Leste Participacoes ADR                    416,900          6,954
   Telesp Celular Participacoes ADR*                      86,200            369
   Tim Participacoes ADR                                 176,300          6,528
   Tractebel Energia                                      47,200            398
   Uniao de Bancos Brasileiros GDR                       159,200         11,766
   Vivo Participacoes ADR*                               109,600            469
   Votorantim Celulose e Papel ADR                       107,600          1,741
                                                                     -----------
                                                                        142,747
                                                                     -----------
CHILE -- 1.1%
   Banco Santander Chile ADR                              44,600          1,945
   Centros Comerciales Sudamericanos                   2,177,459          5,556
   Cervecerias Unidas ADR                                  9,100            227
   Cia Cervecerias Unidas ADR                              9,477            236
   CorpBanca                                         365,700,900          2,027
   Empresa Nacional de Electricidad ADR                  124,900          3,769
   Empresas CMPC                                          22,400            648
   Enersis ADR                                           100,222          1,189
   Masisa ADR*                                            41,400            395
   United Breweries                                       42,600            213
                                                                     -----------
                                                                         16,205
                                                                     -----------
CHINA -- 3.4%
   Baidu.com ADR*                                          1,000             56
   Byd                                                   371,500            768
   China Construction Bank                             7,778,000          3,634
   China Petroleum & Chemical                         15,232,300          8,833
   China Shenhua Energy                                1,082,000          1,903
   China Shipping Development                          5,516,000          4,336
   China Telecom                                      21,370,000          7,573
   Huadian Power International                         6,453,400          1,726
   Huaneng Power International                         1,846,800          1,261
   Hunan Non-Ferrous Metal*                              124,000             46
   PetroChina                                          9,793,000         10,222
   Sinotrans                                           2,934,000          1,182
   Weiqiao Textile                                     1,050,400          1,591
   Yanzhou Coal Mining                                 6,812,700          5,926
                                                                     -----------
                                                                         49,057
                                                                     -----------
COLOMBIA -- 0.3%
   BanColombia ADR                                       121,000          4,223
                                                                     -----------
CROATIA -- 0.1%
   Pliva D.D. GDR (A)                                     92,200          1,775
                                                                     -----------
CZECH REPUBLIC -- 0.3%
   Cesky Telecom GDR*                                    213,123          4,527
   CEZ                                                    13,602            472
                                                                     -----------
                                                                          4,999
                                                                     -----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
EGYPT -- 0.9%
   Commercial International Bank GDR*                    250,000     $    3,047
   Mobinil-Egyptian Mobile Services                       41,616          1,193
   Orascom Construction Industries                       121,101          4,973
   Orascom Construction Industries GDR                     8,854            725
   Orascom Telecom Holding*                               35,917          1,975
   Orascom Telecom Holding GDR                            13,283            727
                                                                     -----------
                                                                         12,640
                                                                     -----------
HONG KONG -- 2.7%
   ASM Pacific Technology                                404,500          2,413
   Brilliance China Automotive Holdings                2,649,000            393
   China Mengniu Dairy                                 4,094,000          4,564
   China Mobile Hong Kong                              1,958,500         10,285
   China Overseas Land & Investment                    4,980,000          3,401
   CNOOC                                               1,761,000          1,362
   Cosco Pacific                                       2,158,000          4,311
   Denway Motors                                       8,298,800          3,235
   Giordano International                              1,928,000          1,068
   Global Bio-Chem Technology Group                    1,369,300            719
   Johnson Electric Holdings                           2,489,500          2,326
   Panva Gas Holdings*                                   527,000            250
   Parkson Retail Group                                   26,500             80
   Samson Holding*                                     1,316,000            801
   Shanghai Industrial Holdings                        1,063,000          2,233
   Texwinca Holdings                                     487,600            374
   Yue Yuen Industrial Holdings                          596,500          1,756
                                                                     -----------
                                                                         39,571
                                                                     -----------
HUNGARY -- 1.1%
   Gedeon Richter                                         28,989          5,837
   Magyar Telekom                                        585,009          2,616
   Mol Magyar Olaj-es Gazipari                            10,447          1,070
   OTP Bank                                               88,162          3,055
   OTP Bank GDR                                           50,527          3,512
                                                                     -----------
                                                                         16,090
                                                                     -----------
INDIA -- 7.9%
   Andhra Bank                                           141,522            257
   Bank of Baroda                                         18,374             95
   Bharat Heavy Electricals                               88,006          4,437
   Bharat Petroleum                                      277,943          2,657
   Bharti Televentures*                                  987,654          9,150
   GAIL India                                            216,932          1,549
   GAIL India GDR (A)                                     28,500          1,222
   Hindalco Industries                                   525,000          2,149
   Hindalco Industries GDR (A) (B)                     1,171,700          4,640
   Hindustan Petroleum                                   672,759          4,875
   ICICI Bank                                            156,508          2,817
   ICICI Bank ADR                                         88,000          2,436
   Indian Overseas Bank                                1,451,707          3,158


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Industrial Development Bank of India                   82,144     $      144
   Infosys Technologies                                   43,862          2,934
   Infosys Technologies ADR*                              53,900          4,197
   ITC                                                 1,288,237          5,635
   Jet Airways India                                       7,900            176
   Larsen & Toubro                                        44,679          2,439
   Mahanagar Telephone Nigam                             846,230          3,490
   Mahanagar Telephone Nigam ADR                          33,250            276
   Mahindra & Mahindra                                   279,394          3,931
   Maruti Udyog                                          238,830          4,686
   Oil & Natural Gas                                     219,457          6,458
   Ranbaxy Laboratories                                  209,251          2,027
   Reliance Communication Ventures*                      253,148          1,755
   Reliance Energy Ventures*                             247,500            241
   Reliance Industries                                   247,500          4,422
   Satyam Computer Services                              616,758         11,752
   State Bank of India GDR (A)                            71,200          3,791
   Steel Authority of India                              492,964            921
   Tata Consultancy Services                              79,367          3,409
   Tata Iron & Steel                                     147,523          1,776
   Tata Motors                                           453,412          9,488
   Union Bank Of India                                    57,057            156
                                                                     -----------
                                                                        113,546
                                                                     -----------
INDONESIA -- 2.7%
   Astra International                                 7,930,000          9,810
   Bank Central Asia                                   5,145,500          2,365
   Bank Mandiri Persero                                4,663,900            867
   Bank Rakyat Indonesia                               5,555,500          2,371
   Bumi Resources                                     45,933,500          4,589
   Gudang Garam                                        1,267,500          1,464
   Indofood Sukses Makmur                             12,050,000          1,175
   Indosat                                             4,276,000          2,416
   Medco Energi Internasional                          7,555,200          3,450
   Telekomunikasi Indonesia                           13,463,100         10,220
                                                                     -----------
                                                                         38,727
                                                                     -----------
ISRAEL -- 1.8%
   Bank Hapoalim                                       1,474,181          6,833
   Bank Leumi Le-Israel                                  417,700          1,520
   Bezeq Israeli Telecommunication                     1,618,094          2,115
   Check Point Software Technologies*                     98,700          1,976
   Lipman Electronic Engineering*                         34,600            941
   Makhteshim-Agan Industries                            482,779          2,512
   Super-Sol                                             309,250            851
   Taro Pharmaceuticals Industries                        53,700            749
   Teva Pharmaceutical Industries ADR                    196,316          8,084
                                                                     -----------
                                                                         25,581
                                                                     -----------


--------------------------------------------------------------------------------
16   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.3%
   Tenaris ADR                                            26,000     $    4,698
   Ternium ADR*                                           10,800            306
                                                                     -----------
                                                                          5,004
                                                                     -----------
MALAYSIA -- 3.2%
   AMMB Holdings Berhad                                1,521,300          1,169
   Berjaya Sports Toto                                   576,300            732
   Commerce Asset Holdings                             1,880,700          3,217
   Gamuda                                              1,774,400          1,811
   Genting                                               396,700          2,564
   IOI                                                 1,197,200          4,323
   Kuala Lumpur Kepong                                   429,400          1,096
   Malakoff                                            2,300,800          5,716
   Malayan Banking                                       888,500          2,654
   Malaysia International Shipping
     (Foreign Market)                                  1,134,700          2,896
   Maxis Communications                                  360,200            851
   MK Land Holdings                                      533,800            107
   Proton Holdings                                       245,000            379
   Resorts World                                       1,792,800          6,425
   Sime Darby                                          3,970,600          6,576
   Telekom Malaysia                                    1,105,400          2,806
   Tenaga Nasional                                     1,100,000          2,509
   Titan Chemicals                                     1,794,500            663
                                                                     -----------
                                                                         46,494
                                                                     -----------
MEXICO -- 5.2%
   Alfa                                                  624,300          3,561
   America Movil ADR, Ser L                              345,886         11,850
   Cemex                                                 215,432          1,404
   Cemex ADR                                              85,939          5,610
   Coca-Cola Femsa ADR                                   124,350          4,128
   Consorcio ARA                                         872,800          3,886
   Controladora Comercial Mexicana                     1,901,600          3,252
   Desc, Ser B*                                          486,413            562
   Embotelladoras Arca                                   358,900            827
   Empresas ICA Sociedad
     Controladora ADR*                                    30,433          1,114
   Fomento Economico Mexicano ADR*                        36,482          3,344
   Grupo Aeroportuario del Pacifico ADR*                  10,400            332
   Grupo Aeroportuario del Sureste ADR                    56,170          1,875
   Grupo Continental                                     997,200          1,675
   Grupo Financiero Banorte                            1,633,364          3,884
   Grupo Mexico, Ser B                                   194,900            551
   Grupo Televisa ADR                                    387,120          7,704
   Industrias, Ser B*                                     75,000            193
   Kimberly-Clark de Mexico, Ser A                       810,231          2,768
   Organizacion Soriana, Ser B*                           37,900            161
   Telefonos de Mexico ADR, Ser L                        288,500          6,485


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   TV Azteca                                           3,671,900     $    2,316
   Urbi Desarrollos Urbanos*                             669,400          5,065
   Wal-Mart de Mexico, Ser V                             843,218          2,226
                                                                     -----------
                                                                         74,773
                                                                     -----------
MOROCCO -- 0.1%
   Maroc Telecom                                         135,000          1,960
                                                                     -----------
PAKISTAN -- 0.0%
   Pakistan Telecommunication                            507,500            554
                                                                     -----------
PANAMA -- 0.1%
   Copa Holdings, Cl A*                                   37,600            859
                                                                     -----------
PERU -- 0.0%
   Cia de Minas Buenaventura ADR                          19,000            469
                                                                     -----------
PHILIPPINES -- 0.5%
   ABS-CBN Broadcasting PDR                            1,275,900            293
   Banco de Oro Universal Bank*                           77,100          1,056
   Bank of the Philippine Islands                      1,428,989          1,746
   Manila Electric*                                    1,230,700            493
   Philippine Long Distance
     Telephone ADR                                        39,300          1,476
   SM Investments                                        246,490          1,103
   SM Prime Holdings                                   4,582,000            708
                                                                     -----------
                                                                          6,875
                                                                     -----------
POLAND -- 0.3%
   Opoczno*                                                  994             11
   Powszechna Kasa Oszczednosci
     Bank Polski                                         236,700          2,527
   Telekomunikacja Polska                                243,456          1,655
                                                                     -----------
                                                                          4,193
                                                                     -----------
RUSSIA -- 7.1%
   Comstar United Telesystems GDR*                       123,133            862
   Evraz Group GDR                                        63,700          1,624
   LUKOIL ADR                                            632,220         52,601
   Mechel Steel Group OAO ADR                             37,700            969
   MMC Norilsk Nickel ADR*                                66,279          6,409
   Mobile Telesystems ADR                                242,844          8,038
   Novolipetsk Steel GDR*                                223,508          4,582
   OAO Gazprom ADR (B)                                   114,370         10,465
   Polyus Gold ADR*                                       60,579          2,363
   Sberbank GDR*                                          38,771          5,945
   Surgutneftegaz ADR                                     54,700          4,116
   Unified Energy System GDR                              20,000          1,366
   Vimpel-Communications ADR*                             69,100          2,972
                                                                     -----------
                                                                        102,312
                                                                     -----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
SINGAPORE -- 0.1%
   Goodpack                                              765,000     $      884
                                                                     -----------
SOUTH AFRICA -- 9.0%
   ABSA Group                                            187,387          3,526
   Alexander Forbes                                      533,061          1,293
   AngloGold Ashanti                                      55,188          2,936
   Aspen Pharmacare Holdings                             213,295          1,495
   Aveng                                                 370,502          1,412
   Barloworld                                            478,963         10,318
   Bidvest Group                                         158,981          2,940
   FirstRand                                           3,596,898         11,670
   Foschini                                              135,747          1,283
   Gold Fields                                           177,576          3,871
   Gold Fields ADR                                       179,300          3,941
   Impala Platinum Holdings                               17,890          3,381
   Imperial Holdings                                     358,607          9,948
   JD Group                                              324,105          4,911
   Kumba Resources                                       110,293          1,995
   Mittal Steel South Africa                             137,286          1,410
   MTN Group                                             377,441          3,765
   Murray & Roberts Holdings                             218,685            983
   Nampak                                              1,127,722          3,064
   Naspers                                               173,472          3,532
   Nedbank Group                                         249,075          5,190
   Network Healthcare Holdings                           698,650          1,026
   Sanlam                                              3,472,705          9,295
   Sappi                                                 586,808          8,759
   Sasol                                                 491,296         18,569
   Shoprite Holdings                                      41,360            151
   Standard Bank Group                                   275,371          3,788
   Steinhoff International Holdings                      309,549          1,115
   Telkom                                                 98,566          2,569
   Tiger Brands                                           87,091          2,457
                                                                     -----------
                                                                        130,593
                                                                     -----------
SOUTH KOREA -- 16.6%
   Daegu Bank                                            122,710          2,292
   Daelim Industrial                                      61,120          4,844
   Daewoo Shipbuilding & Marine
     Engineering                                         377,610         10,007
   Hankook Tire                                          367,380          5,558
   Hynix Semiconductor*                                   47,490          1,412
   Hyundai Development                                    58,600          2,681
   Hyundai Mobis                                          36,320          3,215
   Hyundai Motor                                         145,990         12,275
   Industrial Bank of Korea                               62,520          1,158
   Kangwon Land                                           44,904            887
   Kookmin Bank                                          326,870         28,225
   Kookmin Bank ADR                                       79,974          6,839
   Korea Electric Power                                  152,990          6,424


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Korea Telecom Freetel*                                  9,110     $      242
   Korean Air Lines                                       20,970            669
   Korean Reinsurance                                    128,846          1,399
   KT                                                      8,250            332
   KT ADR                                                210,400          4,481
   KT&G                                                   38,590          2,176
   Kumho Tire                                            150,400          2,546
   Kumho Tire GDR*                                        45,100            382
   LG Chem                                                66,130          3,005
   LG Electronics                                         97,310          7,892
   LG Philips LCD*                                       143,440          6,466
   LG Philips LCD ADR*                                    40,200            913
   Lotte Shopping*                                         1,320            541
   Lotte Shopping GDR*                                   218,589          4,477
   POSCO                                                  21,569          5,561
   POSCO ADR                                              86,160          5,497
   Pusan Bank                                            182,960          2,674
   S-Oil                                                  44,320          3,403
   Samsung Electronics                                    90,346         58,579
   Samsung Fire & Marine Insurance                        57,690          7,629
   Samsung SDI                                            16,538          1,345
   Shinhan Financial Group                               157,170          7,036
   Shinsegae                                              26,565         12,112
   SK                                                     44,620          2,994
   SK Telecom                                              8,653          1,714
   SK Telecom ADR (B)                                    204,920          4,834
   Ssangyong Motor*                                      533,910          3,456
   STX Pan Ocean                                       3,470,000          1,898
                                                                     -----------
                                                                        240,070
                                                                     -----------
TAIWAN -- 12.7%
   Accton Technology*                                  1,043,649            561
   Acer                                                1,571,000          2,890
   Advanced Semiconductor Engineering                 10,041,910          9,499
   Asustek Computer                                      952,000          2,581
   Benq                                                2,054,300          1,706
   Catcher Technology                                    502,354          4,520
   Cathay Financial Holding                            3,312,180          5,919
   China Motor                                         1,687,130          1,716
   China Steel                                           724,000            678
   Chinatrust Financial Holding                       11,963,382          8,497
   Chunghwa Telecom                                    4,768,000          8,991
   Chunghwa Telecom ADR                                  108,200          2,120
   Compal Electronics                                  8,587,754          8,772
   Delta Electronics                                     933,000          2,171
   Elan Microelectronics                                 742,704            381
   Eva Airways                                         6,755,786          2,560
   Far Eastern Textile                                   603,720            423
   First Financial Holding                             5,067,350          3,622
   Formosa Chemicals & Fibre                           1,241,000          2,000
   Foxconn Technology                                    566,200          3,603


--------------------------------------------------------------------------------
18   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Fubon Financial Holding                             1,204,000     $    1,020
   High Tech Computer                                    361,832          9,900
   HON HAI Precision Industry                          3,170,997         19,639
   Largan Precision                                       39,000            633
   Lite-On Technology                                  1,753,000          2,431
   Makalot Industrial                                    144,895            201
   MediaTek                                              288,473          3,338
   Merry Electronics                                      41,000            131
   Nien Hsing Textile                                  1,327,000            822
   Nien Made Enterprises                               1,225,726          1,532
   Novatek Microelectronics                              161,637          1,148
   Optimax Technology                                  1,084,533          1,206
   Powerchip Semiconductor                             2,418,000          1,416
   Quanta Computer                                     3,594,578          5,903
   Shin Kong Financial Holding                         1,222,000          1,005
   Siliconware Precision Industries                    1,291,000          1,681
   SinoPac Financial Holdings                          6,981,230          3,539
   Sunplus Technology                                  1,231,568          1,696
   Taiwan Cement                                         296,000            228
   Taiwan Mobile                                       2,132,632          2,031
   Taiwan Semiconductor Manufacturing                 12,351,230         24,433
   Taiwan Semiconductor
     Manufacturing ADR                                   889,039          8,944
   Uni-President Enterprises                             211,000            129
   United Microelectronics                            21,043,529         13,292
   Wan Hai Lines                                         626,000            388
   Wistron*                                              586,000            702
   Yageo*                                              6,713,440          2,575
                                                                     -----------
                                                                        183,173
                                                                     -----------
THAILAND -- 3.1%
   Advanced Info Service                               3,221,900          7,580
   Bangkok Bank                                        1,478,300          4,409
   Bangkok Land NVDR*                                269,284,200          5,469
   Charoen Pokphand Foods                              7,446,100          1,043
   CP Seven Eleven                                     2,914,500            502
   Delta Electronics Thai                              1,229,400            623
   Kasikornbank NVDR                                   1,225,800          2,159
   Krung Thai Bank                                     7,169,100          2,009
   Land and Houses NVDR                               12,423,400          2,603
   PTT                                                 1,093,000          6,576
   Siam Cement                                           449,200          2,957
   Siam Commercial Bank                                3,226,700          5,226
   Siam Makro                                            187,700            393
   Thai Oil                                            1,924,100          3,265
                                                                     -----------
                                                                         44,814
                                                                     -----------
TURKEY -- 3.1%
   Akbank                                                728,243          6,116
   Arcelik                                               160,280          1,322


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------
   GSD Holding                                         2,250,000     $    2,659
   Haci Omer Sabanci Holding                             719,826          5,082
   Hurriyet Gazetecilik                                  322,525          1,235
   KOC Holding*                                          675,000          3,587
   Tupras Turkiye Petrol Rafine                           86,385          1,522
   Turk Hava Yollari*                                    515,000          2,832
   Turkcell Iletisim Hizmet                              525,868          3,486
   Turkcell Iletisim Hizmet ADR                           40,600            677
   Turkiye Garanti Bankasi                               795,181          2,955
   Turkiye Is Bankasi                                  1,518,824         12,643
                                                                     -----------
                                                                         44,116
                                                                     -----------
UNITED KINGDOM -- 0.2%
   Anglo American                                         95,020          3,656
                                                                     -----------
UNITED STATES -- 0.0%
   Caspian Services*                                      79,500            375
                                                                     -----------
Total Common Stock
   (Cost $967,074) ($ Thousands)                                      1,358,528
                                                                     -----------

PREFERRED STOCK -- 3.7%
BRAZIL -- 3.2%
   Braskem, Cl A                                         430,200          3,191
   Caemi Mineracao e Metalurgica                         592,700          1,046
   Centrais Eletricas Brasileiras, Cl B               65,206,300          1,436
   Cia de Bebidas das Americas ADR                        33,200          1,426
   Cia de Tecidos do Norte de Minas -
     Coteminas                                        19,117,100          1,911
   Cia Energetica de Minas Gerais                    158,425,093          7,200
   Cia Paranaense de Energia                         173,960,100          1,738
   Duratex                                                28,055            538
   Investimentos Itau                                  1,671,777          7,240
   Klabin                                                493,100          1,084
   Petroleo Brasileiro                                    21,400          1,709
   Tam                                                   278,100          5,252
   Telecomunicacoes de Sao Paulo                          70,076          1,730
   Telemar Norte Leste                                   341,234          8,859
   Telemig Celular Participacoes                     710,518,710          1,696
                                                                     -----------
                                                                         46,056
                                                                     -----------
SOUTH KOREA -- 0.5%
   Hyundai Motor                                          73,890          3,954
   Hyundai Motor (Second Preferred)                       55,460          3,065
                                                                     -----------
                                                                          7,019
                                                                     -----------
Total Preferred Stock
   (Cost $32,875) ($ Thousands)                                          53,075
                                                                     -----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS** -- 0.1%
UNITED STATES -- 0.1%
   Barclays Global Investors Funds, Prime
     Money Market Fund, 4.69% (C)                        100,000     $      100
   SEI Daily Income Trust, Prime
     Obligations Fund, Cl A, 4.39%+                           --             --
   The Reserve Funds, Primary Fund,
     Cl 8, 4.62% (C)                                     675,718            676
                                                                     -----------
Total Cash Equivalents
   (Cost $776) ($ Thousands)                                                776
                                                                     -----------

                                                       Number of
                                                          Rights
                                                       ---------
RIGHTS -- 0.0%
TURKEY -- 0.0%
   GSD Holdings, Expires 04/04/06                          2,250            585
                                                                     -----------
Total Rights
   (Cost $567) ($ Thousands)                                                585
                                                                     -----------

DEBENTURE BOND -- 0.0%
BRAZIL -- 0.0%
   Companhia Vale do Rio Doce*
        0.000%, 09/30/49                                       8             --
                                                                     -----------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                   --
                                                                     -----------

REPURCHASE AGREEMENT (C) (D) -- 0.7%
   Goldman Sachs
     4.850%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $10,004,042
     (collateralized by a U.S. Government
     Obligation, par value $10,947,126,
     5.500%, 04/01/32; with total
     market value $10,200,001)                           $10,000         10,000
                                                                     -----------
Total Repurchase Agreement
   (Cost $10,000) ($ Thousands)                                          10,000
                                                                     -----------
Total Investments -- 98.5%
   (Cost $1,011,292) ($ Thousands)                                   $1,422,964
                                                                     ===========


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
    Percentages are based on Net Assets of $1,444,148 ($ Thousands).
  * Non-Income Producing Security
 ** Rate shown is the 7-day effective yield as of March 31, 2006. + See Note 3 in Notes to Financial Statements.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2006, the total value of these securities was $11,428 ($ Thousands), representing 0.79% of the Fund's net assets.
(B) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $10,177 ($ Thousands) (See Note 8).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2006 was $10,776 ($ Thousands) (See Note 8).
(D) Tri-Party Repurchase Agreement.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
NVDR -- Non-Voting Depositary Receipt
PDR -- Philippine Depositary Receipt
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

International Fixed Income Fund
March 31, 2006

--------------------------------------------------------------------------------

[BAR CHART OMITTED]
SECTOR WEIGHTINGS+:
56.0%  Government
21.9%  Financials
 8.5%  Asset-Backed Securities
 5.6%  U.S. Treasury Obligations
 1.8%  Utilities
 1.5%  Telecommunication Services
 1.0%  U.S. Government Agency Obligations
 1.0%  Short-Term Investments
 0.7%  Consumer Discretionary
 0.4%  Consumer Staples
 0.4%  Information Technology
 0.3%  Basic Materials
 0.3%  Healthcare
 0.3%  Energy
 0.2%  Industrials
 0.1%  Time Deposit
 0.0%  Certificates of Deposit

+Percentages based on total investments. Includes investments held as collateral for securities on loan (See Note 8). Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 76.2%
AUSTRALIA -- 0.5%
   Government of Australia
        6.000%, 02/15/17                                   5,242       $  3,911

AUSTRIA -- 2.1%
   Republic of Austria (H)
        3.800%, 10/20/13                                  13,103         15,929
   Telekom Finanzmanagement
        5.000%, 07/22/13                                   1,100          1,362
                                                                       ---------
                                                                         17,291
                                                                       ---------
BELGIUM -- 2.2%
   Kingdom of Belgium, Ser 31
        5.500%, 03/28/28                                  12,160         17,854
                                                                       ---------
CANADA -- 0.6%
   Bell Canada MTN
        5.000%, 02/15/17                                     774            650
   Canada Treasury Bill (C)
        3.518%, 05/04/06                                   2,000          1,708
   Government of Canada
        4.500%, 06/01/15                                     190            166
   Province of Ontario
        1.875%, 01/25/10                      JPY        170,000          1,478
   YPG Holdings MTN
        5.250%, 02/15/16                                   1,500          1,264
                                                                       ---------
                                                                          5,266
                                                                       ---------
CAYMAN ISLANDS -- 0.7%
   BES Finance
        6.250%, 05/17/11                      EUR          1,000          1,329
   MUFG Capital Fin 1 (D)
        6.346%, 07/29/49                                     280            283


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Mizuho Financial Group
        8.375%, 12/29/49                                      80       $     85
        4.750%, 04/15/14 (D)                  EUR          1,380          1,710
   Resona Preferred Global Securites
     (D) (H)
        7.191%, 07/30/49                                     818            853
   Yorkshire Power Finance
        7.250%, 08/04/28                      GBP            750          1,616
                                                                       ---------
                                                                          5,876
                                                                       ---------
DENMARK -- 2.7%
   Danske Bank MTN, Ser E (D)
        5.875%, 03/26/15                                   1,000          1,326
   Kingdom of Denmark
        5.000%, 11/15/13                                 118,000         20,674
                                                                       ---------
                                                                         22,000
                                                                       ---------
FINLAND -- 0.7%
   Government of Finland
        4.250%, 07/04/15                                   4,680          5,885
                                                                       ---------
FRANCE -- 4.4%
   Caisse Nationale des Autoroutes
        4.500%, 03/28/18                                   1,500          1,895
   Caisse Refinancement de l'Habitat
        4.250%, 10/25/14                                     600            742
   Government of France
        5.750%, 10/25/32                                  11,540         17,846
        4.000%, 04/25/55                                   3,880          4,715
        3.500%, 04/25/15                                   7,341          8,688
   Veolia Environnement
        5.875%, 06/27/08                                   1,740          2,208
                                                                       ---------
                                                                         36,094
                                                                       ---------
GERMANY -- 8.5%
   Aries Vermogensverwalting Registered
        9.600%, 10/25/14                                   1,000          1,248
   Bayer (D)
        5.000%, 07/29/05                                     400            441
   Bundesobligation
        2.500%, 10/08/10                                   5,510          6,378
   Bundesschatzanweisungen (A)
        2.500%, 09/22/06                                  15,000         18,120
   Deutsche Bundesrepublik
        5.250%, 01/04/08                                   4,995          6,242
        5.000%, 07/04/12                                   4,050          5,258
        4.750%, 07/04/34                                   6,887          9,380
        3.750%, 01/04/15                                   6,321          7,643
   Deutsche Pfandbriefbank
        4.500%, 01/15/18                                   2,400          3,021
   Henkel Kgaa (D)
        5.375%, 11/25/04                                     400            459

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   KFW
        2.050%, 02/16/26                      JPY      1,332,000       $ 11,194
   Landwirtschaftliche Rentenbank
        1.375%, 04/25/13                      JPY         70,000            581
                                                                       ---------
                                                                         69,965
                                                                       ---------
GUERNSEY -- 0.3%
   Credit Suisse Group Finance
        6.375%, 06/07/13                                   1,500          2,073
                                                                       ---------
IRELAND -- 0.0%
   BOI Capital Funding No. 2 (D) (H)
        5.750%, 12/31/49                                     300            287
                                                                       ---------
ITALY -- 2.5%
   Buoni Poliennali Del Tesoro
        5.750%, 02/01/33                                  10,170         15,139
   Sanpaolo IMI MTN, Ser E
        6.375%, 04/06/10                                   4,300          5,691
                                                                       ---------
                                                                         20,830
                                                                       ---------
JAPAN -- 11.2%
   Abbott Japan
        1.050%, 11/06/08                                 120,000          1,016
   Development Bank of Japan
        1.600%, 06/20/14                                 840,000          7,050
   Government of Japan 10 Year Bond,
     Ser 242
        1.200%, 09/20/12                                 567,300          4,719
   Government of Japan 20 Year Bond,
     Ser 48
        2.500%, 12/21/20                                 674,400          6,155
   Government of Japan 20 Year Bond,
     Ser 82
        2.100%, 09/20/25                               1,278,000         10,941
   Government of Japan 30 Year Bond,
     Ser 21
        2.300%, 12/20/35                                 987,000          8,470
   Government of Japan 5 Year Bond,
     Ser 39
        0.800%, 09/20/09                                 604,400          5,080
   Government of Japan 5 Year Bond,
     Ser 52
        0.800%, 12/20/10                               1,015,250          8,430
   Government of Japan CPI Linked Bond,
     Ser 4
        0.500%, 06/10/15                                   1,410             11
   Government of Japan CPI Linked Bond,
     Ser 5
        0.800%, 09/10/15                               2,693,504         22,703


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Japan Finance for Municipal Enterprises
        1.550%, 02/21/12                               1,613,000       $ 13,767
        1.350%, 11/26/13                                 323,000          2,683
   Sumitomo Mitsui Banking
        5.625%, 10/15/15 (D) (H)                             415            403
        4.375%, 10/27/14 (D)                  EUR            830          1,018
                                                                       ---------
                                                                         92,446
                                                                       ---------
LUXEMBOURG -- 0.6%
   Glencore Finance Europe
        5.375%, 09/30/11                                     530            658
   Telecom Italia Capital
        5.250%, 11/15/13                                     211            200
   Telecom Italia Finance MTN, Ser E
        6.375%, 04/20/06                                   2,040          2,472
   Tyco International Group
        6.500%, 11/21/31                      GBP            316            598
        6.000%, 11/15/13                                     600            602
                                                                       ---------
                                                                          4,530
                                                                       ---------
MEXICO -- 3.2%
   Mexican Bonos, Ser M
        9.000%, 12/22/11                                  26,000          2,452
   Mexican Bonos, Ser M20
       10.000%, 12/05/24                                 111,800         11,478
   Mexican Bonos, Ser MI10
        9.500%, 12/18/14                                  52,800          5,152
        8.000%, 12/19/13                                  84,847          7,534
                                                                       ---------
                                                                         26,616
                                                                       ---------
NETHERLANDS -- 4.9%
   Arena, Ser 2003-1, Cl A2 (D)
        4.300%, 05/19/55                                   9,000         11,075
   BMW Finance MTN
        5.000%, 08/06/18                                     700            893
   E.ON International Finance MTN, Ser E
        5.750%, 05/29/09                                   3,515          4,510
   EADS Finance MTN, Ser E
        4.625%, 03/03/10                                   2,130          2,649
   Government of Netherlands
        7.500%, 01/15/23                                     796          1,378
        3.750%, 07/15/09                                   7,610          9,299
   ING Bank MTN, Ser E
        5.500%, 01/04/12                                   1,000          1,303
   ING Groep MTN, Ser E (D)
        4.176%, 06/29/49                                     700            819
   Koninklijke Philips Electronic
        5.750%, 05/16/08                                     950          1,197
   Saecure, Ser A2 (D)
        5.710%, 11/25/07                                   6,000          7,508
                                                                       ---------
                                                                         40,631
                                                                       ---------

--------------------------------------------------------------------------------
22   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
NEW ZEALAND -- 2.9%
   Government of New Zealand, Ser 709
        7.000%, 07/15/09                                  37,650       $ 23,781
                                                                       ---------
PANAMA -- 0.1%
   Republic of Panama
        6.700%, 01/26/36                                   1,020          1,018
                                                                       ---------
PERU -- 0.2%
   Republic of Peru
        7.350%, 07/21/25                                   1,819          1,787
                                                                       ---------
POLAND -- 2.7%
   Republic of Poland
        6.250%, 10/24/15                                  29,238          9,835
        6.000%, 11/24/10                                  37,870         12,201
                                                                       ---------
                                                                         22,036
                                                                       ---------
RUSSIA -- 0.3%
   Russia Federation Registered (G)
        5.000%, 03/31/30                                   2,130          2,337
                                                                       ---------
SPAIN -- 2.2%
   Government of Spain
        6.150%, 01/31/13                                  10,505         14,558
        5.150%, 07/30/09                                   2,800          3,565
                                                                       ---------
                                                                         18,123
                                                                       ---------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank
        5.375%, 10/15/12                      EUR          1,000          1,323
        3.125%, 10/15/15                      EUR          1,000          1,142
                                                                       ---------
                                                                          2,465
                                                                       ---------
SWEDEN -- 1.5%
   Kingdom of Sweden, Ser 1043
        5.000%, 01/28/09                                  65,815          8,858
   Svenska Handelsbanken MTN,
     Ser E (D)
        4.194%, 12/29/49                                     840            982
   Swedbank MTN, Ser E (D)
        5.750%, 03/17/16                                     750          1,335
   Vattenfall Treasury (D)
        5.250%, 06/29/49                                   1,100          1,310
                                                                       ---------
                                                                         12,485
                                                                       ---------
UNITED KINGDOM -- 14.3%
   AIB UK 1 (D)
        4.781%, 12/17/49                      EUR            350            407
   Abbey National Treasury Services
        5.375%, 12/30/09                                     700          1,236


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Aviva (D)
        5.700%, 09/29/49                      EUR          1,000       $  1,289
   BSKYB Finance UK (H)
        5.625%, 10/15/15                      USD            919            883
   Bank of Scotland MTN, Ser E
        6.125%, 02/05/13                      EUR          1,630          2,226
        5.500%, 10/29/12                      EUR          2,390          3,142
   Barclays Bank MTN, Ser E
        5.750%, 09/14/26                                     500            951
   British Telecommunications
        5.750%, 12/07/28                                     200            340
   Chester Asset Receivables
        6.125%, 10/15/10                      EUR          4,260          5,638
   Friends Provident (D)
        6.875%, 11/21/19                                     750          1,441
   HBOS MTN, Ser E (D)
        5.125%, 10/29/49                      EUR            700            886
   Halifax MTN, Ser E
        6.375%, 04/03/08                                     500            892
   Holmes Financing No. 4, Ser 2A (D)
        5.050%, 07/15/06                      EUR          4,000          4,864
   Imperial Tobacco Finance MTN,
     Ser E
        6.250%, 06/06/07                      EUR          1,510          1,884
   Lloyds TSB Bank (D)
        6.350%, 10/29/49                      EUR            700            943
   Lloyds TSB Bank MTN, Ser E
        6.625%, 03/30/15                                     400            774
   MBNA Europe Funding MTN, Ser E
        4.500%, 01/23/09                      EUR          1,000          1,236
   Marks & Spencer MTN, Ser E
        5.625%, 03/24/14                                     500            870
   Mmo2
        6.375%, 01/25/07                      EUR          1,100          1,364
   National Westminster Bank
        6.500%, 09/07/21                                     400            804
   Permanent Financing (D)
        5.100%, 06/11/07                      EUR          9,200         11,352
   United Kingdom Treasury
        8.000%, 12/07/15                                   9,400         20,924
        5.000%, 03/07/12                                   3,961          7,071
        5.000%, 09/07/14                                   4,990          9,005
        4.750%, 06/07/10                                   5,890         10,332
        4.250%, 06/07/32                                   5,090          8,990
        4.000%, 03/07/09                                   7,199         12,324
   United Utilities Water MTN, Ser E
        6.625%, 11/08/07                      EUR          2,180          2,768
   Vodafone Group MTN, Ser E
        5.900%, 11/26/32                                     500            915
        4.250%, 05/27/09                      EUR          1,500          1,835
                                                                       ---------
                                                                        117,586
                                                                       ---------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
UNITED STATES -- 6.6%
   AK Steel
        7.875%, 02/15/09                                     420       $    422
   ASIF III Jersey
        0.950%, 07/15/09                      JPY        100,000            837
   AT&T
        9.750%, 11/15/31                                     640            764
        9.050%, 11/15/11                                     375            405
   Albritton Communications
        7.750%, 12/15/12                                     410            412
   Altria Group
        7.750%, 01/15/27                                     350            400
   American Express Credit MTN,
     Ser E
        5.625%, 08/18/09                      GBP            800          1,415
   Bank of Tokyo - Mitsubishi UFJ
     (New York)
        7.400%, 06/15/11                                     489            527
   Barrick Gold Finance
        4.875%, 11/15/14                                     642            605
   CIT Group MTN, Ser E
        5.500%, 12/15/08                      GBP            750          1,314
   Cablevision Systems, Ser B
        8.000%, 04/15/12                                     430            419
   Chase Credit Card Master Trust,
     Ser 1998-4
        5.000%, 08/15/08                      EUR          5,200          6,484
   Cisco Systems
        5.250%, 02/22/11                                     389            386
   Citibank Credit Card Issuance Trust
        5.375%, 04/10/13                      EUR          6,800          8,787
   Comcast
        4.950%, 06/15/16                                     838            764
   Conagra Foods
        6.750%, 09/15/11                                     391            406
   Core Invest Grade Trust
        4.727%, 11/30/07                                     882            871
   Directv Holdings
        6.375%, 06/15/15                                     420            415
   Duke Capital
        8.000%, 10/01/19                                     585            683
   Duke Energy Field Services
        7.875%, 08/16/10                                     639            693
   ERP Operating
        5.250%, 09/15/14                                     415            402
   Eastman Chemical
        6.300%, 11/15/18                                     403            394
   Ford Motor Credit
        6.625%, 06/16/08                                     660            625
        6.500%, 01/25/07                                     410            408
        4.950%, 01/15/08                                     214            199
   General Electric Capital MTN,
     Ser E
        0.750%, 02/05/09                      JPY         70,000            588


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   General Motors Acceptance
        6.875%, 09/15/11                                     820       $    764
   Genworth Financial
        1.600%, 06/20/11                      JPY        160,000          1,335
   HSBC Finance
        6.125%, 01/22/10                      GBP            600          1,077
   Hertz (H)
        8.875%, 01/01/14                                     400            415
   ILFC E-Capital Trust I (D) (H)
        5.900%, 12/21/65                                     270            262
   Lamar Media
        6.625%, 08/15/15                                     410            408
   MBNA Credit Card Master Trust,
     Ser 2002-A2, Cl A
        5.600%, 07/17/14                      EUR          6,650          8,715
   MGM Mirage
        8.375%, 02/01/11                                     380            401
   Midamerican Energy Holdings (H)
        6.125%, 04/01/36                                     397            389
   NRG Energy
        7.375%, 02/01/16                                     400            409
   Nevada Power (H)
        6.650%, 04/01/36                                     200            199
   Oracle/Ozark Holdings (H)
        5.250%, 01/15/16                                   1,845          1,770
   Pfizer
        1.800%, 02/22/16                      JPY        190,000          1,588
        0.800%, 03/18/08                      JPY         23,000            195
   Progress Energy
        7.100%, 03/01/11                                     963          1,021
   Qwest Communications International
        7.500%, 02/15/14                                     600            618
   Toyota Motor Credit
        0.750%, 06/09/08                      JPY        180,000          1,524
   Union Carbide
        7.750%, 10/01/96                                     910            938
   Valero Energy
        6.875%, 04/15/12                                     759            804
   Verizon New York, Ser B
        7.375%, 04/01/32                                   1,000          1,014
   Wachovia Capital Trust III (D)
        5.800%, 03/15/11                                     687            675
   Williams
        7.875%, 09/01/21                                     370            398
                                                                       ---------
                                                                         54,544
                                                                       ---------
Total Global Bonds
   (Cost $635,008) ($ Thousands)                                        627,717
                                                                       ---------

COMMERCIAL PAPER (C) -- 6.5%
UNITED STATES -- 6.5%
   ABN-Amro Finance
        4.559%, 04/03/06                                   5,000          4,998


--------------------------------------------------------------------------------
24   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   ANZ (Delaware)
        4.612%, 04/17/06                                   5,000       $  4,990
        4.518%, 04/13/06                                  10,000          9,985
   CBA Finance
        4.734%, 05/22/06                                   5,000          4,967
        4.656%, 04/28/06                                   2,200          2,192
   CPI Funding (B)
        4.901%, 04/03/06                                     107            107
   Elysian Funding LLC (B)
        4.867%, 04/27/06                                      79             79
        4.767%, 04/28/06                                     527            523
        4.706%, 04/10/06                                     263            261
   HBOS Treasury Services
        4.757%, 05/30/06                                  10,000          9,923
   Harbour Funding (B)
        4.763%, 04/06/06                                     391            391
   Harwood Funding (B)
        4.881%, 04/03/06                                     126            126
   Svenska Handelsbanken
        4.750%, 05/30/06                                   5,000          4,961
   Thornburg Mortgage Capital Resource (B)
        4.781%, 05/19/06                                     263            262
   Transamerica Securities (B)
        4.841%, 04/03/06                                      62             62
   West Pac Backing
        4.740%, 05/24/06                                   5,000          4,965
        4.572%, 04/26/06                                   5,000          4,984
                                                                       ---------
Total Commercial Paper
   (Cost $53,776) ($ Thousands)                                          53,776
                                                                       ---------

U.S. TREASURY OBLIGATIONS -- 5.5%
UNITED STATES -- 5.5%
   U.S. Treasury Bills (C)
        4.544%, 05/04/06                                  10,000          9,961
        4.519%, 06/08/06                                  10,000          9,918
        4.510%, 05/18/06                                  10,000          9,944
   U.S. Treasury Bond
        5.375%, 02/15/31                                   1,000          1,053
   U.S. Treasury Inflationary Index Notes
        3.375%, 04/15/32                                       8              9
        2.375%, 01/15/25 (A)                               7,201          7,237
        2.000%, 01/15/26 (A)                               6,573          6,229
   U.S. Treasury Notes
        4.125%, 08/15/08                                     139            137
        4.125%, 08/15/10                                     495            481
                                                                       ---------
Total U.S. Treasury Obligations
   (Cost $45,643) ($ Thousands)                                          44,969
                                                                       ---------


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (D) -- 3.4%
ITALY -- 0.4%
   Campidoglio Finance, Ser 1, Cl A
        2.697%, 07/26/09                                   2,500       $  3,027
                                                                       ---------
NETHERLANDS -- 0.7%
   Delphinus, Ser 1, Cl A2
        4.122%, 04/25/93                                   4,000          4,897
   Saecure, Ser 5, Cl A
        2.728%, 05/25/42                                     953          1,153
                                                                       ---------
                                                                          6,050
                                                                       ---------
UNITED KINGDOM -- 1.5%
   RMAC, Ser NSP4, Cl A2
        4.774%, 12/12/36                                   2,500          4,340
   Sherwood Castle Funding, Ser 1, Cl A
        2.874%, 08/15/10                                   3,500          4,252
   The Mall Funding, Ser 1, Cl A
        4.769%, 04/22/14                                   2,000          3,467
                                                                       ---------
                                                                         12,059
                                                                       ---------
UNITED STATES -- 0.8%
   Cheyne High Grade, Ser 2004-1A,
     Cl AM1 (B) (E)
        4.740%, 11/10/06                                     263            263
   Commodore, Ser 2003-2A,
     Cl A1MM (B) (E)
        4.970%, 12/12/38                                     242            242
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (B) (E)
        4.620%, 04/08/39                                     395            395
   Harwood Street Funding II,
     Ser 2005-A1, Cl NOTE (B) (E)
        4.868%, 05/25/06                                     526            526
   MBNA Credit Card Master Trust,
     Ser A11, Cl A11 (D)
        2.758%, 03/19/12                                   1,500          1,825
   Orchard Structured Finance CDO,
     Ser 2003-1A, Cl A1MM (B) (E)
        4.920%, 11/18/38                                     404            404
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM4 (B) (E)
        4.858%, 05/25/35                                     376            376
   RMAC, Ser 2004-NS3A, Cl A1 (B) (E)
        4.720%, 05/12/25                                      94             94
   SLM Student Loan Trust,
     Ser 2, Cl A5 (D)
        2.704%, 01/25/24                                   1,000          1,217
   Saturn Ventures II (B) (E)
        4.730%, 08/07/06                                     491            491


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   TIAA Real Estate, Ser 2003-1A,
     Cl A1 (B) (E)
        4.851%, 12/18/28                                     340       $    340
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (B) (E)
        4.930%, 09/15/06                                     132            132
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (B) (E)
        4.930%, 09/15/06                                      79             79
   Witherspoon CDO (B) (E)
        4.786%, 09/15/06                                     369            369
                                                                       ---------
                                                                          6,753
                                                                       ---------
Total Asset-Backed Securities
   (Cost $27,803) ($ Thousands)                                          27,889
                                                                       ---------

CORPORATE OBLIGATIONS (B) -- 2.2%
UNITED STATES -- 2.2%
   Allstate Life Global Funding II
     MTN (D) (E)
        4.769%, 05/13/07                                     242            242
   American General Finance (D) (E)
        4.779%, 05/13/07                                     764            764
   American General Finance
     MTN, Ser F
        3.945%, 07/14/06                                      53             54
   Bear Stearns EXL (D)
        4.759%, 04/15/06                                     937            937
   CIT Group MTN (D)
        4.750%, 05/12/06                                   1,316          1,316
        4.617%, 04/19/06                                     132            132
   Caterpillar Financial Services
     MTN, Ser F (D)
        4.680%, 07/10/06                                     263            263
   Countrywide Financial Services
     MTN, Ser A (D)
        4.960%, 09/13/06                                     974            974
        4.770%, 11/03/06                                     553            553
   Dekabank (D) (E)
        4.614%, 02/16/07                                     974            974
   Irish Life & Permanent MTN,
     Ser X (D) (E)
        4.808%, 04/21/07                                     700            700
   Islandsbanki (D) (E)
        4.844%, 03/22/07                                     448            448
        4.720%, 03/07/07                                     790            790
   Jackson National Life Funding (D) (E)
        4.630%, 02/01/07                                   1,159          1,159
   Kaupthing Bank MTN (D) (E)
        4.836%, 03/20/07                                   1,316          1,316
   Landsbanki Islands (D) (E)
        4.829%, 03/16/07                                   1,001          1,001


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Lighthouse US Capital
     MTN (D) (E)
        4.725%, 03/10/06                                     527       $    526
   Morgan Stanley EXL (D)
        4.721%, 05/04/07                                     184            184
   Morgan Stanley EXL, Ser S (D)
        4.634%, 05/03/07                                     263            263
   Natexis Banques (D) (E)
        4.743%, 04/13/07                                     513            513
   Nationwide Building Society (D) (E)
        4.991%, 04/28/07                                     290            290
        4.700%, 04/05/07                                     527            527
   Nordbank (D) (E)
        4.811%, 04/23/07                                     895            895
   Northern Rock (D) (E)
        4.650%, 05/03/07                                     542            542
   Pacific Life Global Funding (D) (E)
        4.740%, 04/13/07                                     395            395
   Premium Asset Trust, Ser 2004-06 (D) (E)
        4.857%, 06/30/06                                     500            501
   Premium Asset Trust, Ser 2004-10 (D) (E)
        4.759%, 05/15/07                                     737            737
   SLM EXL, Ser S (D) (E)
        4.570%, 03/15/07                                     579            579
   Sigma Finance MTN (E)
        4.680%, 11/09/06                                     284            284
   Skandinav Enskilda Bank (D) (E)
        4.772%, 03/19/07                                     579            579
                                                                       ---------
Total Corporate Obligations
   (Cost $18,438) ($ Thousands)                                          18,438
                                                                       ---------

STRUCTURED NOTE -- 1.0%
SOUTH KOREA -- 1.0%
   Korea Structured Note (H)
        5.250%, 12/10/10                                   8,200          8,178
                                                                       ---------
Total Structured Note
   (Cost $8,331) ($ Thousands)                                            8,178
                                                                       ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 1.0%
UNITED STATES -- 1.0%
   FNMA 30 Year TBA
        5.500%, 04/30/35                                   8,000          7,807
                                                                       ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $7,831) ($ Thousands)                                            7,807
                                                                       ---------


--------------------------------------------------------------------------------
26   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                              ($ Thousands)(1)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
UNITED STATES -- 0.7%
   FHLMC
        4.750%, 01/15/13                      EUR          1,000       $  1,275
   SLMA
        3.800%, 06/17/10                      EUR          3,500          4,238
                                                                       ---------
Total U.S. Government Agency Obligations
   (Cost $5,168) ($ Thousands)                                            5,513
                                                                       ---------

MASTER NOTES (B) (D) -- 0.2%
UNITED STATES -- 0.2%
   Bank of America
        4.945%, 04/03/06                                   1,316          1,316
   Bear Stearns
        4.995%, 04/03/06                                     632            632
                                                                       ---------
Total Master Notes
   (Cost $1,948) ($ Thousands)                                            1,948
                                                                       ---------

LOAN PARTICIPATIONS -- 0.2%
   Advantage Sales & Marketing Term Loan
        0.000%, 03/29/13                                     500            500
   Cablevision, Ser B Term Loan
        0.000%, 03/14/13                                     500            503
   John Maneely Term Loan
        0.000%, 03/24/13                                     175            178
                                                                       ---------
Total Loan Participations
   (Cost $1,177) ($ Thousands)                                            1,181
                                                                       ---------

CERTIFICATES OF DEPOSIT -- 0.0%
UNITED STATES -- 0.0%
   US Trust Company New York (B) (C)
        4.760%, 03/13/07                                     211            211
                                                                       ---------
Total Certificates of Deposit
   (Cost $211) ($ Thousands)                                                211
                                                                       ---------

TIME DEPOSITS -- 0.1%
UNITED STATES -- 0.1%
   Societe Generale (B)
        4.900%, 04/03/06                                     527            527
                                                                       ---------
Total Time Deposits
   (Cost $527) ($ Thousands)                                                527
                                                                       ---------

PREFERRED STOCK -- 0.0%
CAYMAN ISLANDS -- 0.0%
   XL Capital                                              9,000            200
                                                                       ---------
Total Preferred Stock
   (Cost $205) ($ Thousands)                                                200
                                                                       ---------


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) (F) -- 0.7%
   Barclays Capital
     4.790%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $3,044,462
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $243,904-
     $625,872, 0.000%-5.900%,
     05/18/06-08/04/25; with total
     market value $3,104,117)                             $3,043       $  3,043
   Lehman Brothers
     4.800%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $3,065,820
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $182,270-
     $331,445, 0.000%-10.700%,
     10/17/08-11/23/35; with total
     market value $3,125,895)                              3,065          3,065
                                                                       ---------
Total Repurchase Agreements
   (Cost $6,108) ($ Thousands)                                            6,108
                                                                       ---------
Total Investments -- 97.7%
   (Cost $812,174) ($ Thousands)                                       $804,462
                                                                       =========

    Percentages are based on Net Assets of $823,624 ($ Thousands).
(1) In local currency unless otherwise indicated.
(A) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $31,091 ($ Thousands) (See Note 8).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2006 was $32,754 ($ Thousands) (See Note 8).
(C) The rate reported is the effective yield at time of purchase.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2006.
(E) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(F) Tri-Party Repurchase Agreements.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2006. The coupon on a step bond changes on a specified date.
(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2006, the value of these securities amounted to $29,568 ($ Thousands), representing 3.59% of the net assets of the Fund.
CDO -- Collateralized Debt Obligation
Cl -- Class
CPI -- Consumer Price Index
EUR -- Euro
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
JPY -- Japanese Yen
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
SLMA -- Student Loan Marketing Association
TBA -- To Be Announced
USD -- U.S. Dollar

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2006

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at March 31, 2006
(See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                       Currency to                             Currency to                 Appreciation/
Settlement                                 Deliver                                 Receive                (Depreciation)
Date                                   (Thousands)                             (Thousands)                 ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------
5/23/06                  CAD                 6,137               AUD                 7,280                       $  (85)
5/23/06                  NZD                12,367               AUD                10,840                          191
5/12/06-5/23/06          USD                23,983               AUD                33,327                         (247)
5/23/06                  AUD                 3,700               CAD                 3,131                           53
5/23/06                  NZD                 4,840               CAD                 3,412                          (17)
4/10/06-5/23/06          USD                38,083               CAD                43,622                         (636)
5/23/06                  EUR                 8,880               CHF                13,744                         (202)
5/23/06                  GBP                 2,990               CHF                 6,779                           28
5/23/06                  USD                 4,500               CHF                 5,875                           21
5/23/06                  CHF                 6,880               EUR                 4,440                           95
5/23/06                  DKK                26,938               EUR                 3,610                           (1)
5/23/06                  GBP                12,963               EUR                18,770                          285
5/23/06                  ISK               508,741               EUR                 6,320                          596
5/23/06                  NOK                42,105               EUR                 5,240                          (79)
5/23/06                  SEK                35,488               EUR                 3,810                           51
5/23/06                  USD               113,489               EUR                94,132                          718
5/23/06                  CHF                13,859               GBP                 6,130                          (26)
5/23/06                  EUR                 5,190               GBP                 3,580                          (87)
4/27/06-5/23/06          USD                 9,703               GBP                 5,519                         (127)
5/23/06                  EUR                 2,100               ISK               161,872                         (298)
5/23/06                  USD                12,851               ISK               825,732                       (1,369)
5/23/06                  EUR                 5,340               JPY               739,035                         (173)
5/23/06                  USD                66,339               JPY             7,699,531                         (618)
5/23/06-6/21/06          USD                10,360               KRW            10,021,722                          (23)
4/21/06-5/23/06          USD                 8,216               MXP                88,632                          (99)
5/23/06                  EUR                 2,260               NOK                18,019                           12
5/23/06                  SEK                63,069               NOK                53,810                          102
5/23/06                  USD                   935               NOK                 6,200                           14
5/23/06                  AUD                 8,280               NZD                 9,490                         (119)
5/23/06                  USD                 2,202               NZD                 3,440                         (107)
5/23/06                  EUR                 1,920               PLZ                 7,541                           (6)
4/6/06                   USD                 3,012               PLZ                 9,808                            6
5/23/06                  EUR                 9,240               SEK                86,237                         (103)
4/24/06-5/23/06          USD                 8,884               SEK                69,944                          110
5/23/06                  USD                 5,714               SGD                 9,244                           11
5/12/06-5/23/06          AUD                26,671               USD                19,659                          663
4/10/06-5/23/06          CAD                45,516               USD                39,545                          475
5/23/06                  CHF                15,213               USD                11,843                          137
5/23/06                  DKK               104,951               USD                17,132                           60
5/23/06                  EUR               349,553               USD               419,913                       (4,112)
4/27/06-5/23/06          GBP                61,113               USD               107,424                        1,391
5/23/06                  ISK               476,203               USD                 7,455                          833
4/5/06-5/23/06           JPY            20,568,278               USD               176,343                          698
5/23/06-9/18/06          KRW             9,584,377               USD                 9,870                          (41)
4/21/06-5/23/06          MXP               366,204               USD                34,474                          938
5/23/06                  NZD                61,431               USD                40,538                        3,138
4/6/06-5/23/06           PLZ                83,052               USD                26,271                          698
4/24/06-5/23/06          SEK               136,900               USD                17,463                         (135)
5/23/06                  SGD                 1,931               USD                 1,190                           (6)
5/23/06                  ZAR                15,914               USD                 2,592                           16
5/23/06                  USD                 2,438               ZAR                14,968                          (15)
                                                                                                                 ------
                                                                                                                 $2,609
                                                                                                                 ======
CURRENCY LEGEND
AUD -- Australian Dollar     GBP -- British Pound Sterling    NOK -- Norwegian Krone           USD -- U.S. Dollar
CAD -- Canadian Dollar       ISK -- Iceland Koruna            NZD -- New Zealand Dollar        ZAR -- South African Rand
CHF -- Swiss Franc           JPY -- Japanese Yen              PLZ -- Polish Zloty
DKK -- Danish Krone          KRW -- South Korean Won          SEK -- Swedish Krona
EUR -- Euro                  MXP -- Mexican Peso              SGD -- Singapore Dollar

--------------------------------------------------------------------------------
28   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2006, is as follows (See Note 2 in Notes to
Financial Statements):
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Unrealized
                             Number of                      Contract                                         Appreciation/
                             Contracts                         Value                 Expiration             (Depreciation)
Type of Contract          Long (Short)                 ($ Thousands)                       Date              ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------
Japan 10 Year Bond                  1                        $1,131                   June 2006                  $(12)
U.S. 5 Year Treasury Note          (9)                         (940)                  June 2006                     6
U.S. 10 Year Treasury Note       (397)                      (42,237)                  June 2006                   489
U.S. Long Treasury Bond           (77)                       (8,405)                  June 2006                   246
                                                                                                                 ----
                                                                                                                 $729
                                                                                                                 ====




--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   29

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
March 31, 2006

--------------------------------------------------------------------------------
[BAR CHART OMITTED]
SECTOR WEIGHTINGS+:
69.8%    Government
21.6%    Financials
 0.8%    Short-Term Investments
16.3%    Asset-Backed Securities
14.8%    Energy
 9.1%    Basic Materials
 9.1%    Time Deposit
12.3%    Telecommunication Services
12.3%    Structured Note
16.3%    Warrants
 9.5%    Consumer Discretionary
 8.6%    Certificates of Deposit

+Percentages based on total investments. Includes investments held as collateral for securities on loan (See Note 8).

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 79.7%
ARGENTINA -- 6.6%
   Republic of Argentina
       12.000%, 09/19/16 (B)                  EUR          1,000       $    181
       11.750%, 05/20/11 (B)                  EUR         10,000          1,887
       10.500%, 11/14/49 (B)                  EUR          1,000            177
        9.000%, 05/29/09 (B)                  EUR          3,125          1,078
        9.000%, 06/20/49                      EUR          2,650            944
        8.500%, 07/01/04 (B)                  EUR            775            266
        8.280%, 12/31/33                                     753            740
        8.125%, 04/21/08 (B)                  EUR          4,200          1,452
        8.000%, 02/25/02 (B)                  EUR          5,000          1,830
        8.000%, 02/26/08 (B)                  EUR          1,000            364
        7.820%, 12/31/33                                     659            769
        7.625%, 03/31/05 (B)                               1,120            291
        7.625%, 08/11/07                               2,325,000            424
        7.000%, 03/18/49                               1,475,000            273
        4.889%, 08/03/12 (B) (F)                          19,394         15,854
        3.970%, 12/31/33                                   8,260          8,116
        1.330%, 12/31/38 (M)                              22,810          8,634
        0.000%, 08/15/06 (B)                  EUR         12,000            254
        0.000%, 09/27/06 (B)                  EUR         12,000            254
        0.000%, 07/06/10 (B)                  EUR          1,000            341
        0.000%, 12/15/35 (F)                              16,626          1,538
        0.000%, 12/15/35 (F)                  ARS         47,835          1,413
        0.000%, 12/15/35 (F)                  EUR          3,700            403
   Republic of Argentina MTN,
     Ser E (B)
       10.000%, 01/03/07                      EUR      3,000,000            584
        9.250%, 07/20/04                      EUR          7,475          2,669
        9.000%, 05/24/49                      EUR          1,400            478
        8.750%, 02/04/49                      EUR          1,375            510
        8.500%, 07/30/10                      EUR          2,000            683
        7.625%, 08/11/07                      ITL      2,255,000            405
                                                                       ---------
                                                                         52,812
                                                                       ---------


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
BRAZIL -- 13.7%
   Federal Republic of Brazil
       12.500%, 01/05/16                                   1,750       $    814
       11.000%, 08/17/40                                  28,802         36,953
       10.125%, 05/15/27                                   4,605          5,970
       10.500%, 07/14/14 (C)                               1,850          2,303
        8.875%, 10/14/19                                   5,175          5,977
        8.875%, 04/15/24                                   3,700          4,277
        8.750%, 02/04/25                                   8,845         10,128
        8.000%, 01/15/18 (C)                              11,556         12,521
        7.125%, 01/20/37                                   4,380          4,293
        7.875%, 03/07/15 (C)                              12,815         13,834
        5.188%, 04/15/09 (F)                               4,146          4,144
   Federal Republic of Brazil,
     Ser 15YR (C) (F)
        5.250%, 04/15/09                                     669            668
   Federal Republic of Brazil,
     Ser 18YR (C) (F)
        5.250%, 04/15/12                                   7,697          7,692
                                                                       ---------
                                                                        109,574
                                                                       ---------
BULGARIA -- 0.5%
   Republic of Bulgaria Registered
        8.250%, 01/15/15                                   3,240          3,787
                                                                       ---------
CAYMAN ISLANDS -- 0.9%
   Vale Overseas
        6.250%, 01/11/16                                   7,425          7,304
                                                                       ---------
CHILE -- 0.9%
   Codelco
        5.500%, 10/15/13                                   1,875          1,861
   Republic of Chile
        7.125%, 01/11/12 (C)                               3,575          3,861
        5.500%, 01/15/13                                   1,525          1,525
                                                                       ---------
                                                                          7,247
                                                                       ---------
CHINA -- 0.3%
   People's Republic of China (C)
        4.750%, 10/29/13                                   2,175          2,085
                                                                       ---------
COLOMBIA -- 4.2%
   Republic of Colombia
       11.750%, 02/25/20 (C)                              13,495         19,230
       10.750%, 01/15/13                                   3,650          4,535
       10.375%, 01/28/33 (C)                               4,480          6,239
        8.125%, 05/21/24                                   3,500          3,920
                                                                       ---------
                                                                         33,924
                                                                       ---------


--------------------------------------------------------------------------------
30   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
ECUADOR -- 1.3%
   Republic of Ecuador Registered (M)
        9.000%, 08/15/30                                  10,365         10,365
                                                                       ---------
EL SALVADOR -- 0.8%
   Republic of El Salvador
        8.250%, 04/10/32                                   1,170          1,325
        7.750%, 01/24/23                                   4,810          5,339
                                                                       ---------
                                                                          6,664
                                                                       ---------
INDONESIA -- 1.1%
   Garuda Indonesia (F) (L)
        5.460%, 12/31/07                                   1,200            900
   Republic of Indonesia
        8.500%, 10/12/35                                   3,150          3,577
        8.500%, 10/12/35                                   1,800          2,004
        7.500%, 01/15/16 (A)                               1,370          1,415
        7.250%, 04/20/15 (A)                               1,030          1,051
                                                                       ---------
                                                                          8,947
                                                                       ---------
KAZAKHSTAN -- 0.1%
   Kazkommerts International (A)
        7.875%, 04/07/14                                     735            756
                                                                       ---------
LUXEMBOURG -- 0.3%
   Gaz Capital for Gazprom Registered
        8.625%, 04/28/34                                   1,890          2,330
                                                                       ---------
MALAYSIA -- 1.2%
   Government of Malaysia
        7.500%, 07/15/11                                   5,975          6,498
   Petronas Capital
        7.875%, 05/22/22                                   2,825          3,355
                                                                       ---------
                                                                          9,853
                                                                       ---------
MEXICO -- 11.1%
   Cornhill, Ser 39 (I) (L)
        0.000%, 01/30/00                                   1,650            536
   Cornhill, Ser 46 (I) (L)
        8.626%, 03/02/00                                     150             49
   Mexican Bonos
        9.000%, 12/27/07                      MXP         40,000          3,757
        9.000%, 12/24/09                      MXP        125,406         11,890
   Pemex Project Funding Master Trust
        9.500%, 09/15/27 (A) (C)                           5,550          7,104
        8.000%, 11/15/11                                     500            543
   Telefonos de Mexico
        8.750%, 01/31/16                      MXP         29,000          2,662
   United Mexican States (C)
       11.375%, 09/15/16                                   5,775          8,140
        8.125%, 12/30/19                                  10,575         12,426
        6.625%, 03/03/15                                   8,313          8,674
        5.625%, 01/15/17                                  18,800         18,208


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   United Mexican States MTN
        8.300%, 08/15/31                                   7,545          9,118
        8.000%, 09/24/22                                   3,875          4,530
        6.375%, 01/16/13                                   1,001          1,026
                                                                       ---------
                                                                         88,663
                                                                       ---------
NIGERIA -- 0.8%
   Central Bank of Nigeria
        8.000%, 01/05/10                                   2,531            766
        6.250%, 11/15/20 (M)                               3,500          3,495
   Nigerian Treasury Bond
       16.750%, 12/16/08                                 151,433          1,296
   TuranAlem Finance (A)
        7.875%, 06/02/10                                   1,070          1,099
                                                                       ---------
                                                                          6,656
                                                                       ---------
PANAMA -- 1.8%
   Republic of Panama
        9.625%, 02/08/11                                     765            882
        9.375%, 04/01/29                                   1,215          1,540
        7.250%, 03/15/15 (C)                               5,275          5,591
        6.700%, 01/26/36 (C)                               3,049          3,042
   Republic of Panama, Ser 20YR (F)
        5.563%, 07/17/16                                   3,642          3,588
                                                                       ---------
                                                                         14,643
                                                                       ---------
PERU -- 2.5%
   Republic of Peru
        9.875%, 02/06/15                                     710            838
        8.750%, 11/21/33                                   1,815          2,024
        8.375%, 05/03/16 (C)                               2,795          3,026
        7.350%, 07/21/25                                   9,030          8,872
   Republic of Peru FLIRB, Ser 20YR (F)
        5.000%, 03/07/17                                   3,133          2,953
   Republic of Peru, Ser 20YR (F)
        5.000%, 03/07/17                                   2,626          2,494
                                                                       ---------
                                                                         20,207
                                                                       ---------
PHILIPPINES -- 5.9%
   Republic of Philippines
       10.625%, 03/16/25 (C)                              16,720         21,673
        9.500%, 02/02/30                                   8,590         10,201
        9.375%, 01/18/17                                   7,800          9,068
        9.000%, 02/15/13 (C)                                 600            676
        8.875%, 03/17/15                                     175            197
        8.250%, 01/15/14                                     600            651
        8.000%, 01/15/16                                   2,650          2,849
        7.750%, 01/14/31                                   1,860          1,874
                                                                       ---------
                                                                         47,189
                                                                       ---------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   31

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
POLAND -- 0.5%
   Government of Poland
        5.250%, 01/15/14                                   4,025       $  3,965
                                                                       ---------
RUSSIA -- 4.5%
   Russian Federation Registered
       12.750%, 06/24/28                                   5,985         10,676
       11.000%, 07/24/18                                   9,585         13,707
        8.250%, 03/31/10                                   2,489          2,632
        5.000%, 03/31/30 (M)                               8,170          8,964
                                                                       ---------
                                                                         35,979
                                                                       ---------
SOUTH AFRICA -- 0.6%
   Republic of South Africa
        9.125%, 05/19/09                                     825            906
        6.500%, 06/02/14                                   3,790          3,984
                                                                       ---------
                                                                          4,890
                                                                       ---------
THAILAND -- 0.8%
   Bangkok Land
        4.500%, 10/13/03                                  11,643          6,287
                                                                       ---------
TURKEY -- 7.9%
   Republic of Turkey
       11.875%, 01/15/30 (C)                              22,410         34,595
       11.500%, 01/23/12 (C)                               5,500          6,875
       11.000%, 01/14/13                                   3,095          3,887
        7.375%, 02/05/25                                   6,005          6,244
        7.000%, 06/05/20 (C)                              10,465         10,570
        6.875%, 03/17/36                                   1,350          1,303
                                                                       ---------
                                                                         63,474
                                                                       ---------
UKRAINE -- 0.4%
   Government of Ukraine Registered (C)
        7.650%, 06/11/13                                   2,715          2,849
                                                                       ---------
URUGUAY -- 2.5%
   Republic of Uruguay
       10.500%, 10/20/06                                  13,200            664
        9.250%, 05/17/17                                   2,125          2,465
        8.000%, 11/18/22                                     450            470
        7.500%, 03/15/15                                  12,766         13,277
        7.250%, 02/15/11                                     425            442
   Republic of Uruguay PIK
        7.875%, 01/15/33                      UYU          2,989          3,109
                                                                       ---------
                                                                         20,427
                                                                       ---------


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
VENEZUELA -- 8.5%
   Government of Venezuela
       10.750%, 09/19/13                                  11,040       $ 13,767
        9.375%, 01/13/34                                   1,800          2,300
        9.250%, 09/15/27                                  29,235         37,143
        8.500%, 10/08/14 (C)                               5,733          6,421
   Government of Venezuela Registered
        5.375%, 08/07/10 (C)                               3,725          3,608
        5.614%, 04/20/11 (F)                               3,770          3,778
   Government of Venezuela, Ser A
        6.750%, 03/31/20                                     725            725
                                                                       ---------
                                                                         67,742
                                                                       ---------
Total Global Bonds
   (Cost $585,197) ($ Thousands)                                        638,619
                                                                       ---------

CORPORATE OBLIGATIONS (D) -- 9.1%
UNITED STATES -- 9.1%
   Allstate Life Global Funding II
     MTN (F) (H)
        4.769%, 05/13/07                                     955            955
   American General Finance (F) (H)
        4.779%, 05/13/07                                   3,009          3,008
   American General Finance MTN, Ser F
        3.945%, 07/14/06                                     207            212
   Bear Stearns EXL (F)
        4.759%, 04/15/06                                   3,693          3,693
   CIT Group MTN (F)
        4.750%, 05/12/06                                   5,187          5,187
        4.617%, 04/19/06                                     519            519
   Caterpillar Financial Services MTN, Ser F (F)
        4.680%, 07/10/06                                   1,038          1,038
   Countrywide Financial Services
     MTN, Ser A (F)
        4.960%, 09/13/06                                   3,839          3,839
        4.770%, 11/03/06                                   2,179          2,179
   Dekabank (F) (H)
        4.614%, 02/16/07                                   3,839          3,838
   Irish Life & Permanent MTN,
     Ser X (F) (H)
        4.808%, 04/21/07                                   2,760          2,759
   Islandsbanki (F) (H)
        4.844%, 03/22/07                                   1,764          1,764
        4.720%, 03/07/07                                   3,112          3,112
   Jackson National Life Funding (F) (H)
        4.630%, 02/01/07                                   4,565          4,565
   Kaupthing Bank MTN (F) (H)
        4.836%, 03/20/07                                   5,187          5,187
   Landsbanki Islands (F) (H)
        4.829%, 03/16/07                                   3,942          3,942


--------------------------------------------------------------------------------
32   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Lighthouse US Capital MTN (F) (H)
        4.725%, 03/10/06                                   2,075       $  2,074
   Morgan Stanley EXL (F)
        4.721%, 05/04/07                                     726            726
   Morgan Stanley EXL, Ser S (F)
        4.634%, 05/03/07                                   1,037          1,037
   Natexis Banques (F) (H)
        4.743%, 04/13/07                                   2,023          2,023
   Nationwide Building Society (F) (H)
        4.991%, 04/28/07                                   1,141          1,141
        4.700%, 04/05/07                                   2,075          2,075
   Nordbank (F) (H)
        4.811%, 04/23/07                                   3,527          3,527
   Northern Rock (F) (H)
        4.650%, 05/03/07                                   2,137          2,137
   Pacific Life Global Funding (F) (H)
        4.740%, 04/13/07                                   1,556          1,556
   Premium Asset Trust, Ser 2004-06 (F) (H)
        4.857%, 06/30/06                                   1,971          1,973
   Premium Asset Trust, Ser 2004-10 (F) (H)
        4.759%, 05/15/07                                   2,905          2,905
   SLM EXL, Ser S (F) (H)
        4.570%, 03/15/07                                   2,283          2,283
   Sigma Finance MTN (H)
        4.680%, 11/09/06                                   1,121          1,121
   Skandinav Enskilda Bank (F) (H)
        4.772%, 03/19/07                                   2,282          2,282
                                                                       ---------
Total Corporate Obligations
   (Cost $72,657) ($ Thousands)                                          72,657
                                                                       ---------

LOAN TO COUNTERPARTY AS COLLATERAL FOR SWAP
CONTRACTS (K) -- 8.2%
UNITED STATES -- 8.2%
   Loan to Central Bank of Nigeria as
     Collateral for Swap Contracts
     Outstanding                                         423,000            423
   Loan to Credit Suisse First Boston
     as Collateral for Swap Contracts
     Outstanding                                       2,000,000          2,000
   Loan to Credit Suisse First Boston as
     Collateral for Swap Contracts
     Outstanding                                       4,350,000          4,350
   Loan to Federal Republic of Brazil as
     Collateral for Swap Contracts
     Outstanding                                         249,000            249
   Loan to Gaz Capital for Gazprom
     Registered as Collateral for Swap
     Contracts Outstanding                             8,550,000          8,550
   Loan to JPMorgan Chase as
     Collateral for Swap Contracts
     Outstanding                                         438,000            438


--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Loan to JPMorgan Chase as
     Collateral for Swap Contracts
     Outstanding                                       5,031,000       $  5,031
   Loan to JPMorgan Chase as
     Collateral for Swap Contracts
     Outstanding                                       2,798,000          2,798
   Loan to Russian Federation
     Registered as Collateral for Swap
     Contracts Outstanding                            31,100,000         31,100
   Loan to Russian Federation Registered
     as Collateral for Swap Contracts
     Outstanding                                      11,270,000         11,270
                                                                       ---------
Total Loan to Counterparty as
   Collateral for Swap Contracts
   (Cost $66,209) ($ Thousands)                                          66,209
                                                                       ---------

LOAN PARTICIPATIONS -- 4.8%
ALGERIA -- 0.3%
   Republic of Algeria (Counterparty:
     Credit Suisse First Boston) (F)
        4.813%, 03/04/10                                   2,379          2,331
                                                                       ---------
BRAZIL -- 1.3%
   Global Village Telecom Loan (Counterparty:
     Deutsche Bank) (B) (L)
        0.000%, 12/31/49                                  11,640         10,243
                                                                       ---------
INDONESIA -- 1.0%
   Indonesia Standby Loan 94 (Counterparty:
     Deutsche Bank) (F) (L)
        4.000%, 12/31/49                                   6,097          5,366
   PKN Tranche Loan A (Counterparty:
     Citigroup Global Markets) (B) (L)
        0.000%, 06/30/11                                   1,533          1,456
   PKN Tranche Loan B (Counterparty:
     Citigroup Global Markets) (B) (L)
        0.000%, 05/01/11                                   4,200            345
   PKN Tranche Loan C Equity (B) (L)
        0.000%, 12/31/49                                      25             --
   PKN Tranche Loan D Secured
     Short Term, Ser 1 (Counterparty:
     Citibank) (B) (L)
        4.000%, 11/05/06                                     438            435
   PKN Tranche Loan D Secured
     Short Term, Ser 2 (Counterparty:
     Citibank) (B) (L)
        4.000%, 11/05/06                                     529            526
                                                                       ---------
                                                                          8,128
                                                                       ---------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   33

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
March 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
MEXICO -- 1.3%
   Altos Hornos, Promissory Note # 5 (I) (L)
        0.000%, 04/29/99                                   2,500       $  1,425
   Altos Hornos, Promissory Note # 6 (I) (L)
        0.000%, 04/29/99                                   2,500          1,425
   Altos Hornos, Promissory Note (Counterparty:
     Deutche Bank) (B) (L)
        0.000%, 12/31/49                                   4,500          2,565
   Altos Hornos, Tranche A (Counterparty:
     Banc of America) (I) (L)
        0.000%, 04/11/04                                   6,540          3,989
   Grupo Accerco Del Norte (Counterparty:
     Deutsche Bank) (B) (L)
        0.000%, 12/31/49                                   7,750            775
                                                                       ---------
                                                                         10,179
                                                                       ---------
MOROCCO -- 0.2%
   Kingdom of Morocco, Ser A (Counterparties:
     Credit Suisse First Boston, J.P. Morgan,
     Merrill Lynch) (F)
        5.683%, 01/02/09                                   1,091          1,091
                                                                       ---------
NIGERIA -- 0.0%
   PPMC GTEE Note
        4.500%, 09/01/06                                     476            476
                                                                       ---------
SINGAPORE -- 0.7% C2C Loan (Counterparty:
     Deutsche Bank) (B) (E) (L)
        0.000%, 12/31/10                                  10,800          5,832
                                                                       ---------
Total Loan Participations
   (Cost $27,019) ($ Thousands)                                          38,280
                                                                       ---------

ASSET-BACKED SECURITIES (D) (F) (H) -- 1.8%
UNITED STATES -- 1.8%
   Cheyne High Grade, Ser 2004-1A,
     Cl AM1
        4.740%, 11/10/06                                   1,038          1,038
   Commodore, Ser 2003-2A, Cl A1MM
        4.970%, 12/12/38                                     955            955
   Duke Funding, Ser 2004-6B, Cl A1S1
        4.620%, 04/08/39                                   1,556          1,556
   Harwood Street Funding II, Ser 2005-A1,
     Cl NOTE
        4.868%, 05/25/06                                   2,075          2,075
   Orchard Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
        4.920%, 11/18/38                                   1,592          1,592


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM4
        4.858%, 05/25/35                                   1,482       $  1,482
   RMAC, Ser 2004-NS3A, Cl A1
        4.720%, 05/12/25                                     371            371
   Saturn Ventures II
        4.730%, 08/07/06                                   1,936          1,936
   TIAA Real Estate, Ser 2003-1A, Cl A1
        4.851%, 12/18/28                                   1,340          1,340
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD
        4.930%, 09/15/06                                     519            519
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME
        4.930%, 09/15/06                                     311            311
   Witherspoon CDO Funding
        4.786%, 09/15/06                                   1,453          1,453
                                                                       ---------
Total Asset-Backed Securities
   (Cost $14,628) ($ Thousands)                                          14,628
                                                                       ---------

MASTER NOTES (D) (F) -- 1.0%
   Bank of America
        4.945%, 04/03/06                                   5,187          5,187
   Bear Stearns
        4.995%, 04/03/06                                   2,490          2,490
                                                                       ---------
Total Master Notes
   (Cost $7,677) ($ Thousands)                                            7,677
                                                                       ---------

COMMERCIAL PAPER (D) (E) -- 0.9%
UNITED STATES -- 0.9%
   CPI Funding
        4.901%, 04/03/06                                     423            423
   Elysian Funding LLC
        4.867%, 04/27/06                                     311            310
        4.767%, 04/28/06                                   2,075          2,059
        4.706%, 04/10/06                                   1,037          1,030
   Harbour Funding
        4.763%, 04/06/06                                   1,543          1,539
   Harwood Funding
        4.881%, 04/03/06                                     498            498
   Thornburg Mortgage Capital Resource
        4.781%, 05/19/06                                   1,037          1,033
   Transamerica Securities
        4.841%, 04/03/06                                     244            244
                                                                       ---------
Total Commercial Paper
   (Cost $7,136) ($ Thousands)                                            7,136
                                                                       ---------


--------------------------------------------------------------------------------
34   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                           Face Amount/Contracts   Market Value
Description                                     ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
STRUCTURED NOTE -- 0.3%
BRAZIL -- 0.3%
   BRL Structured Note (Counterparty:
     JP Morgan Chase NA)
        0.000%, 07/10/10                      BRL          7,800       $  2,105
                                                                       ---------
Total Structured Note
   (Cost $1,895) ($ Thousands)                                            2,105
                                                                       ---------

TIME DEPOSITS -- 0.3%
UNITED STATES -- 0.3%
   Societe Generale (D)
        4.900%, 04/03/06                                   2,075          2,075
                                                                       ---------
Total Time Deposits
   (Cost $2,075) ($ Thousands)                                            2,075
                                                                       ---------

                                                       Number of
                                                        Warrants
                                                       ---------
WARRANTS -- 0.2%
MEXICO -- 0.2%
   United Mexican States,
     Expires 09/01/06*                                     9,000            688
   United Mexican States,
     Expires 10/10/06*                                     9,000            428
   United Mexican States,
     Expires 11/09/06*                                    12,000            336
                                                                       ---------
                                                                          1,452
                                                                       ---------
NIGERIA -- 0.0%
   Central Bank of Nigeria,
     Expires 11/15/20 (G)*                                 2,000             --
                                                                       ---------
Total Warrants
   (Cost $867) ($ Thousands)                                              1,452
                                                                       ---------

OIL-LINKED PAYMENT OBLIGATION -- 0.1%
VENEZUELA -- 0.1%
   Government of Venezuela Par,
     Expires 04/15/20                                         34          1,144
                                                                       ---------
Total Oil-Linked Payment Obligation
   (Cost $0) ($ Thousands)                                                1,144
                                                                       ---------


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                              ($ Thousands)(1)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.1%
UNITED STATES -- 0.1%
   US Trust Company New York (D) (E)
        4.760%, 03/13/07                                     830       $    830
                                                                       ---------
Total Certificates of Deposit
   (Cost $830) ($ Thousands)                                                830
                                                                       ---------

COMMON STOCK -- 0.0%
THAILAND -- 0.0%
   TPI Polene Public*                                    298,000            152
                                                                       ---------
Total Common Stock
   (Cost $109) ($ Thousands)                                                152
                                                                       ---------

REPURCHASE AGREEMENTS (D) (J) -- 3.0%
   Barclays Capital
     4.790%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $11,997,154
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $961,139-
     $2,466,342, 0.000%-5.900%,
     05/18/06-08/04/25; with total
     market value $12,232,232)                            11,992         11,992
   Lehman Brothers
     4.800%, dated 03/31/06, to be
     repurchased on 04/03/06,
     repurchase price $12,081,318
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $718,260-
     $1,306,107, 0.000%-10.700%,
     10/17/08-11/23/35; with total
     market value $12,318,052)                            12,077         12,077
                                                                       ---------
Total Repurchase Agreements
   (Cost $24,069) ($ Thousands)                                          24,069
                                                                       ---------
Total Investments -- 109.5%
   (Cost $810,368) ($ Thousands)                                       $877,033
                                                                       =========


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   35

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
March 31, 2006

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
    Percentages are based on Net Assets of $800,953 ($ Thousands).
  * Non-Income Producing Security
(1) In U.S. dollars unless otherwise indicated.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2006, the total value of these securities was $11,425 ($ Thousands), representing 1.43% of the Fund's net assets.
(B) Security in default on interest payments.
(C) This security or a partial position of this security is on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 was $124,919 ($ Thousands) (See Note 8).
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2006 was $129,072 ($ Thousands) (See Note 8).
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2006.
(G) Security is fair valued at $0 and represents 0.00% of net assets.
(H) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(I) Security in default on interest and principal payments.
(J) Tri-Party Repurchase Agreements.
(K) Cash on loan to swap counterparty as collateral for outstanding swap contracts.
(L) Securities considered illiquid. The total value of such securities as of March 31, 2006 was $34,967 ($ Thousands) and represented 4.37% of the Fund's net assets.
(M) Step Bonds -- The rate reflected on the Schedule of Investments is the rate or effective yield on March 31, 2006. The coupon on a step bond changes on a specified date.


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
ARS -- Argentina Peso
BRL -- Brazilian Real
CDO -- Collateralized Debt Obligation
Cl -- Class
EUR -- Euro
FLIRB -- Front Loaded Interest Reduction Bond
ITL -- Italian Lira
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NA -- National Association
NIM -- Net Interest Margin
NTN -- Nigerian Treasury Note
PIK -- Payment-in-Kind
Ser -- Series
UYU -- Uruguay Peso
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at March 31, 2006
(See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                       Currency to                             Currency to                 Appreciation/
Settlement                                 Deliver                                 Receive                (Depreciation)
Date                                   (Thousands)                             (Thousands)                 ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------
4/4/06-5/3/06            USD               45,258                    BRL            99,021                         $ 258
8/8/06                   USD                  900                    NGN           118,503                            25
6/16/06                  USD               15,596                    PLZ             5,800                          (143)
9/5/06                   USD            7,636,200                    ROL               260                            (3)
8/16/06-1/29/07          USD              154,721                    RUB           280,582                           455
4/18/06-5/8/06           USD                5,797                    TRY               644                            41
6/8/06                   USD                6,894                    UAH             2,046                            (8)
4/4/06                   BRL               54,615                    USD            24,832                          (330)
6/13/06                  EUR                3,105                    USD             3,725                           (48)
6/13/06                  JPY              315,880                    USD             2,725                            22
4/18/06                  TRY                6,986                    USD             5,230                            50
6/8/06                   UAH               11,140                    USD             2,171                           (21)
                                                                                                                   -----
                                                                                                                   $ 298
                                                                                                                   =====
CURRENCY LEGEND
BRL -- Brazilian Real        PLZ -- Polish Zloty              UAH -- Ukraine Hrynai
EUR -- Euro                  ROL -- Romanian Leu              USD -- U.S. Dollar
JPY -- Japanese Yen          RUB -- Russian Ruble
NGN -- Nigerian Naira        TRY -- New Turkish Lira


--------------------------------------------------------------------------------
36   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

Swaps -- At March 31, 2006, the following swap agreements were outstanding (See Note 2 in Notes to Financial Statements):
------------------------------------------------------------------------------------------------------------------------------------
                                                            Credit Default Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Notional         Unrealized
                                                                                   Expiration           Amount         Appreciation
          Description                                                                 Date           ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment on termination date. Upon a defined credit event
    Fund pays notional amount and takes receipt of a defined deliverable
    obligation. (Counterparty: JPMorgan Chase)                                      10/20/15             4,500             $ 545
Fund receives semi-annual payment of 0.800% (1.600% per annum)
    times notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event Fund pays notional amount and takes receipt of a
    defined deliverable obligation. (Counterparty: Credit Suisse First Boston)      01/20/16             8,550                63
Fund receives semi-annual payment of 0.318% (0.635% per annum)
    times notional amount of Russian Federation Registered, 5.000%, 03/31/30.
    Upon a defined credit event Fund pays notional amount and takes receipt of a
    defined deliverable obligation. (Counterparty: Credit Suisse First Boston)      03/20/16            11,270              (170)
Fund receives semi-annual payment of 0.590% (1.180% per annum)
    times notional amount of Russian Federation Registered, 4.107%, 04/15/10.
    Upon a defined credit event Fund pays notional amount and takes receipt of a
    defined deliverable obligation. (Counterparty: Credit Suisse First Boston)      04/15/10             2,000                47
Fund receives semi-annual payment of 0.445% (0.890% per annum)
    times notional amount of Russian Federation Registered, 4.107%, 09/10/15.
    Upon a defined credit event Fund pays notional amount and takes receipt of a
    defined deliverable obligation. (Counterparty: Credit Suisse First Boston)      09/20/15             4,350                21
Fund receives semi-annual payment of 0.355% (0.710% per annum)
    times notional amount of Russian Federation Registered, 5.000%, 03/31/30.
    Upon a defined credit event Fund pays notional amount and takes receipt of a
    defined deliverable obligation. (Counterparty: Deutsche Bank)                   01/20/16            31,100                (3)
                                                                                                                           -----
                                                                                                                           $ 503
                                                                                                                           =====

------------------------------------------------------------------------------------------------------------------------------------
                                                             Interest Rate Swaps
------------------------------------------------------------------------------------------------------------------------------------
Fund receives fixed rate of 14.55% and pays floating rate based on Brazilian
    CDI. Payment is received or delivered on the termination date.
    (Counterparty: JPMorgan Chase)                                                  01/02/10             8,800             $ (17)
Fund receives fixed rate of 15.22% and pays floating rate based on
    Brazilian CDI. Payment is received or delivered on the termination date.
    (Counterparty: JPMorgan Chase)                                                  01/02/08            21,000                44
Fund receives fixed rate of 15.11% and pays floating rate based on
    Brazilian CDI. Payment is received or delivered on the termination date.
    (Counterparty: Deutsche Bank)                                                   01/02/08            12,600                11
Fund receives fixed rate of 16.70% and pays floating rate based on
    Brazilian CDI. Payment is received or delivered on the termination date.
    (Counterparty: Goldman Sachs)                                                   01/02/08            11,700               114
                                                                                                                           -----
                                                                                                                           $ 152
                                                                                                                           =====


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   37

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
March 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Notional         Unrealized
                                                                                   Expiration           Amount         Appreciation
          Description                                                                 Date           ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund incurs market exposure equivalent to that of the underlying Nigerian
    Treasury Bond, 15.000%, 01/27/09 debt obligation. Payment is received or
    delivered on the termination date. (Counterparty: Citigroup)                    01/30/09           127,354             $  43
Fund incurs market exposure equivalent to that of the underlying Nigerian
    Treasury Bill, 0.000%, 03/02/07 debt obligation. Payment is received or
    delivered on the termination date. (Counterparty: Citigroup)                    03/02/07            54,204               (38)
Fund incurs market exposure equivalent to that of the underlying Nigerian
    Treasury Bill, 0.000%, 02/27/07 debt obligation. Payment is received or
    delivered on the termination date. (Counterparty: Citigroup)                    02/27/07           143,103                19
Fund incurs market exposure equivalent to that of the underlying Nigerian
    Treasury Bill, 0.000%, 02/07/07 debt obligation. Payment is received or
    delivered on the termination date. (Counterparty: Standard Bank)                02/07/07            60,130                11
Fund incurs market exposure equivalent to that of the underlying Brazilian NTN,
    6.000%, 08/15/10 debt obligation. Payment is received or delivered
    on the termination date. (Counterparty: JPMorgan Chase)                         08/15/10            12,000              (193)
Fund incurs market exposure equivalent to that of the underlying Brazilian NTN,
    6.000%, 08/15/10 debt obligation. Payment is received or delivered
    on the termination date. (Counterparty: Merrill Lynch)                          08/15/10             1,400               (10)
Fund incurs market exposure equivalent to that of the underlying Brazilian NTN,
    6.000%, 05/15/11 debt obligation. Payment is received or delivered
    on the termination date. (Counterparty: JPMorgan Chase)                         05/15/11             4,214               (56)
Fund incurs market exposure equivalent to that of the underlying Brazilian NTN,
    6.000%, 08/15/10 debt obligation. Payment is received or delivered
    on the termination date. (Counterparty: Deutsche Bank)                          08/15/10             1,400                28
Fund incurs market exposure equivalent to that of the underlying Nigerian
    Treasury Bond, 12.500%, 02/24/09 debt obligation. Payment is received
    or delivered on the termination date. (Counterparty: Standard Bank)             02/24/09            55,618                --
Fund incurs market exposure equivalent to that of the underlying Turkey
    Treasury Bond, 0.000%, 05/09/07 debt obligation. Payment is received
    or delivered on the termination date. (Counterparty: Deutsche Bank)             05/09/07             9,100               338
Fund incurs market exposure equivalent to that of the underlying Turkey
    Treasury Bond, 0.000%, 05/09/07 debt obligation. Payment is received
    or delivered on the termination date. (Counterparty: Lehman Brothers)           05/09/07             3,000               160
                                                                                                                           -----
                                                                                                                           $ 302
                                                                                                                           =====
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL                                                                                                                  $ 957
                                                                                                                           =====

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
38   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

Statements of Assets and Liabilities ($ Thousands)

March 31, 2006 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL   EMERGING MARKETS  INTERNATIONAL FIXED  EMERGING MARKETS
                                                              EQUITY FUND        EQUITY FUND          INCOME FUND         DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at Market Value (Cost $3,197,405,
    $1,001,292, $806,066 and $786,299, respectively)           $3,896,759         $1,412,964             $798,354          $852,964
  Investments in Affiliated Investment Companies, at
    Market Value (Cost $33,529)                                    33,529                 --                   --                --
  Repurchase Agreements, at Market Value (Cost $459,000,
    $10,000, $6,108 and $24,069, respectively)                    459,000             10,000                6,108            24,069
  Cash and Cash Collateral Received from Securities Loaned         34,132             20,566               46,535             6,830
  Foreign Currency, at Value (Cost $23,163, $15,449,
    $104 and $10,629, respectively)                                23,152             15,530                  142            10,658
  Cash and Foreign Currency Pledged as Collateral for
    Futures Contracts                                                  --                 --                  311                --
  Receivable for Investment Securities Sold                        17,630              8,408                2,997            21,264
  Dividends and Interest Receivable                                11,003              3,397               11,480             9,731
  Receivable for Fund Shares Sold                                   2,475              2,146                  603               442
  Unrealized Gain on Swap Contracts                                 1,066                 --                   --               957
  Unrealized Gain on Spot Contracts                                   685                 --                  597                --
  Foreign Tax Reclaim Receivable                                      557                 79                   24                --
  Variation Margin Receivable                                          75                 --                  248                --
  Unrealized Gain on Forward Foreign Currency Contracts                 2                 --               11,340               851
  Deposits with Brokers for Forward Foreign Currency Contracts         --                 --                   --             6,459
------------------------------------------------------------------------------------------------------------------------------------
  Total Assets                                                  4,480,065          1,473,090              878,739           934,225
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable Upon Return of Securities Loaned                        743,439             10,776               32,754           129,072
  Payable for Investment Securities Purchased                     190,273              9,008               10,730             1,139
  Payable for Fund Shares Redeemed                                  3,824              3,588                1,486             1,346
  Unrealized Loss on Forward Foreign Currency Contracts             4,285                 --                8,731               553
  Variation Margin Payable                                          2,166                 --                   45                --
  Unrealized Loss on Spot Contracts                                   684                 --                  597                --
  Written Options, at value (Premium received $301)                   225                 --                   --                --
  Investment Advisory Fees Payable                                  1,480              1,271                  106               332
  Administration Fees Payable                                       1,319                787                  422               503
  Shareholder Servicing Fees Payable                                  734                303                  162               194
  Trustees' Fees Payable                                                1                 --                   --                --
  Accrued Expenses                                                    182                103                   82               133
  Accrued Foreign Capital Gains Tax Payable                            66              3,106                   --                --
------------------------------------------------------------------------------------------------------------------------------------
  Total Liabilities                                               948,678             28,942               55,115           133,272
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                     $3,531,387         $1,444,148             $823,624          $800,953
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in-Capital                                              $2,965,639         $  926,400             $856,634          $687,512
  Undistributed Net Investment Income (Loss)                      (20,057)            (2,080)              14,488            (3,156)
  Accumulated Net Realized Gain (Loss) on Investments            (116,905)           111,313              (43,130)           48,663
  Net Unrealized Appreciation on Investments and Options          699,430            411,672               (7,712)           66,665
  Accumulated Foreign Capital Gains Tax on
    Appreciated Securities                                            (66)            (3,106)                  --                --
  Net Unrealized Appreciation on Futures Contracts                 11,346                 --                  729                --
  Net Unrealized Appreciation on Swap Contracts                     1,066                 --                   --               957
  Net Unrealized Appreciation (Depreciation) on
    Forward Foreign Currency Contracts, Foreign
    Currencies, and Translation of Other Assets and
    Liabilities Denominated in Foreign Currencies                  (9,066)               (51)               2,615               312
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                                   $3,531,387         $1,444,148             $823,624          $800,953
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($3,520,113,808 / 260,468,212 shares,
  $1,444,147,601 / 85,262,147 shares,
  $823,623,840 / 77,688,616 shares,
  $800,952,727 / 72,868,224 shares)                                $13.51             $16.94               $10.60            $10.99
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I
  ($11,273,462 / 834,611 shares)                                   $13.51                N/A                  N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   39

Statements of Operations ($ Thousands)


For the six month period ended March 31, 2006 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                          INTERNATIONAL            EMERGING        INTERNATIONAL           EMERGING
                                                                 EQUITY      MARKETS EQUITY         FIXED INCOME       MARKETS DEBT
                                                                   FUND                FUND                 FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                    $ 31,443            $ 11,306             $     --           $    103
  Dividends from Affiliated Investment Companies                    317                 176                   --                 --
  Interest                                                        3,517                 359               14,725             32,678
  Income from Security Lending                                    1,652                 430                   36                335
  Less: Foreign Taxes Withheld                                   (2,766)             (1,235)                 (12)               (44)
------------------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                        34,163              11,036               14,749             33,072
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                        8,242               7,022                  632              4,270
  Administration Fees                                             7,345               4,347                2,529              3,265
  Shareholder Servicing Fees -- Class A                           4,069               1,672                1,054              1,256
  Shareholder Servicing Fees -- Class I                              11                  --                   --                 --
  Adminstrative Servicing Fees -- Class I                            11                  --                   --                 --
  Trustees' Fees                                                     24                  10                    6                  8
  Custodian Fees                                                    346                 482                   50                 89
  Professional Fees                                                  96                  40                   25                 33
  Printing Fees                                                      90                  39                   23                 32
  Pricing Fees                                                       22                  15                    9                  6
  Wire Agent Fees                                                    21                  10                    5                  7
  Registration & Filing Fees                                         14                   5                    3                  5
  Other Expenses                                                     29                  12                    7                 10
------------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                 20,320              13,654                4,343              8,981
------------------------------------------------------------------------------------------------------------------------------------
  Less, Waiver of:
    Investment Advisory Fees                                         --                (515)                  --             (2,150)
    Shareholder Servicing Fees -- Class A                            --                  --                  (87)                --
    Fees Paid Indirectly(1)                                        (122)                (31)                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                   20,198              13,108                4,256              6,831
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     13,965              (2,072)              10,493             26,241
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, OPTIONS, FUTURES CONTRACTS, SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) from:
    Investments and Options                                     280,199             170,780                  627             47,766
    Futures Contracts                                            12,482                  --                  282                 --
    Swap Contracts                                                  130                  --                   --                (12)
    Foreign Currency Transactions                                (4,522)               (700)             (41,061)             6,804
  Net Change in Unrealized Appreciation (Depreciation) on:
    Investments and Options                                     128,311              62,243              (13,017)            35,259)
    Futures Contracts                                            11,236                  --                  271                 --
    Swap Contracts                                                1,066                  --                   --                891
    Foreign Capital Gains Tax on Appreciated Securities              --              (1,991)                  --                 --
    Foreign Currency Transactions                                (9,047)                (48)               7,461             (2,894)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, OPTIONS, FUTURES CONTRACTS, SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS                   419,855             230,284              (45,437)            17,296
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $433,820            $228,212             $(34,944)          $ 43,537
------------------------------------------------------------------------------------------------------------------------------------
(1) See Note 3 in Notes to Financial Statements.
Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
40   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2006 (Unaudited) and the year ended September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                              INTERNATIONAL                    EMERGING MARKETS
                                                                               EQUITY FUND                        EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2006          2005              2006               2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                                        $   13,965    $   44,643        $   (2,072)        $   12,201
  Net Realized Gain from Investment Transactions, Options,
    Futures Contracts and Swap Contracts                                 292,811       383,922           170,780            219,276
  Net Realized Gain (Loss) on Forward Foreign Currency Contracts
    and Foreign Currency Transactions                                     (4,522)       (3,333)             (700)               (55)
  Net Change in Unrealized Appreciation (Depreciation) on Investments,
    Options, Futures Contracts and Swap Contracts                        140,613       268,208            62,243            199,314
  Net Change in Accrued Foreign Capital Tax Gains on
    Appreciated Securities                                                    --           (66)           (1,991)             1,722
  Net Change in Unrealized Appreciation (Depreciation) on
    Forward Foreign Currency Contracts, Foreign Currencies,
    and Translation of Other Assets and Liabilities
    Denominated in Foreign Currencies                                     (9,047)          (77)              (48)                16
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations                   433,820       693,297           228,212            432,474
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                                              (71,852)      (62,768)           (8,389)            (8,705)
    Class I                                                                 (182)         (121)               --                 --
  Net Realized Gains:
    Class A                                                                   --            --          (127,622)                --
    Class I                                                                   --            --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                      (72,034)      (62,889)         (136,011)            (8,705)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A:
  Proceeds from Shares Issued                                            349,930       586,756           162,123            267,067
  Reinvestment of Dividends & Distributions                               68,950        60,095           130,923              8,400
  Cost of Shares Redeemed                                               (486,739)     (754,102)         (295,601)          (384,469)
------------------------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets from Class A Transactions                       (67,859)     (107,251)           (2,555)          (109,002)
------------------------------------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                                              2,926         2,709                --                 --
  Reinvestment of Dividends & Distributions                                  178           114                --                 --
  Cost of Shares Redeemed                                                   (854)       (2,071)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets from Class I Transactions                         2,250           752                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets from Capital Share Transactions                 (65,609)     (106,499)           (2,555)          (109,002)
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                             296,177       523,909            89,646            314,767
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                                  3,235,210     2,711,301         1,354,502          1,039,735
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                       $3,531,387    $3,235,210        $1,444,148         $1,354,502
------------------------------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT END OF PERIOD                           $  (20,057)   $   38,012        $   (2,080)        $    8,381
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  CLASS A:
  Shares Issued                                                           27,889        53,684            10,131             19,952
  Reinvestment of Distributions                                            5,583         5,443             8,739                652
  Shares Redeemed                                                        (38,919)      (68,895)          (18,608)           (29,296)
------------------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                                              (5,447)       (9,768)              262             (8,692)
------------------------------------------------------------------------------------------------------------------------------------
  CLASS I:
  Shares Issued                                                              231           248                --                 --
  Reinvestment of Distributions                                               15            10                --                 --
  Shares Redeemed                                                            (67)         (189)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                                                 179            69                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Shares Outstanding
    from Share Transactions                                               (5,268)       (9,699)              262             (8,692)

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   41

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2006 (Unaudited) and the year ended September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL                     EMERGING MARKETS
                                                                          FIXED INCOME FUND                       DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2006          2005              2006               2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                                $  10,493     $  21,517         $  26,241        $    53,822
  Net Realized Gain from Investment Transactions,
  Futures Contracts and Swap Contracts                                       909        24,236            47,754             67,119
  Net Realized Gain (Loss) on Forward Foreign Currency Contracts
    and Foreign Currency Transactions                                    (41,061)       31,359             6,804              3,243
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments, Futures Contracts and Swap Contracts                    (12,746)      (45,497)          (34,368)            32,356
  Net Change in Unrealized Appreciation (Depreciation) on Forward
    Foreign Currency Contracts, Foreign Currencies, and Translation
    of Other Assets and Liabilities Denominated in Foreign Currencies      7,461        (3,239)           (2,894)             2,993
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations        (34,944)       28,376            43,537            159,533
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                                              (26,270)      (68,523)          (64,647)           (45,621)
  Net Realized Gains:
    Class A                                                              (22,930)       (3,062)          (60,041)           (18,883)
------------------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                      (49,200)      (71,585)         (124,688)           (64,504)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  CLASS A:
  Proceeds from Shares Issued                                            133,938       295,426           257,048            515,445
  Reinvestment of Dividends & Distributions                               46,432        67,732           118,879             62,023
  Cost of Shares Redeemed                                               (153,525)     (346,659)         (637,668)          (294,135)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets from Capital Share Transactions       26,845        16,499          (261,741)           283,333
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets                                  (57,299)      (26,710)         (342,892)           378,362
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                                    880,923       907,633         1,143,845            765,483
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                        $ 823,624     $ 880,923        $  800,953         $1,143,845
------------------------------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT END OF PERIOD                            $  14,488     $  30,265        $   (3,156)        $   35,250
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  CLASS A:
  Shares Issued                                                           12,206        23,879            23,007             46,704
  Reinvestment of Dividends & Distributions                                4,294         5,365            10,920              5,804
  Shares Redeemed                                                        (13,994)      (28,329)          (57,927)           (26,907)
------------------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                                               2,506           915           (24,000)            25,601
------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

Financial Highlights


For the six month period ended March 31, 2006 (Unaudited) and the years ended September 30, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------


                              Net Realized
                                       and                      Distributions
        Net Asset        Net    Unrealized             Dividends         from         Total
           Value, Investment         Gains      Total   from Net     Realized     Dividends  Net Asset            Net Assets
        Beginning     Income      (Losses)       from Investment      Capital           and Value, End   Total End of Period
        of Period     (Loss) on Securities Operations     Income        Gains Distributions  of Period Return+  ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2006*   $12.14     $ 0.05(1)     $ 1.60(1)  $ 1.65     $(0.28)      $   --        $(0.28)    $13.51   13.78%   $3,520,114
   2005      9.81       0.16(1)       2.40(1)    2.56      (0.23)          --         (0.23)     12.14   26.33     3,227,258
   2004      8.20       0.10(1)       1.60(1)    1.70      (0.09)          --         (0.09)      9.81   20.74     2,705,544
   2003      6.93       0.08(1)       1.23(1)    1.31      (0.04)          --         (0.04)      8.20   18.91     2,258,034
   2002      8.25       0.04         (1.34)     (1.30)     (0.02)          --         (0.02)      6.93  (15.79)    1,952,763
   2001     12.33       0.03         (3.73)     (3.70)     (0.07)       (0.31)        (0.38)      8.25  (30.85)    2,365,245
   CLASS I
   2006*   $12.12     $ 0.04(1)     $ 1.60(1)  $ 1.64     $(0.25)      $   --        $(0.25)    $13.51   13.74%   $   11,273
   2005      9.81       0.14(1)       2.38(1)    2.52      (0.21)          --         (0.21)     12.12   25.86         7,952
   2004      8.20       0.10(1)       1.58(1)    1.68      (0.07)          --         (0.07)      9.81   20.54         5,757
   2003      6.93       0.09(1)       1.20(1)    1.29      (0.02)          --         (0.02)      8.20   18.65         2,061
   2002(2)   8.97       0.03         (2.07)     (2.04)        --           --            --       6.93  (22.74)          639

EMERGING MARKETS EQUITY FUND
   CLASS A
   2006*   $15.94     $(0.02)(1)    $ 2.72(1)  $ 2.70     $(0.10)      $(1.60)       $(1.70)    $16.94   18.34%   $1,444,148
   2005     11.10       0.14(1)       4.80(1)    4.94      (0.10)          --         (0.10)     15.94   44.68     1,354,502
   2004      9.00       0.09(1)       2.03(1)    2.12      (0.02)          --         (0.02)     11.10   23.61     1,039,735
   2003      6.53       0.05(1)       2.42(1)    2.47         --           --            --       9.00   37.83       936,560
   2002      6.08       0.01          0.47       0.48      (0.03)          --         (0.03)      6.53    7.78       739,880
   2001      9.19       0.04         (3.15)     (3.11)        --           --            --       6.08  (33.84)    1,010,428

INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2006*   $11.72     $ 0.14(1)     $(0.61)(1) $(0.47)    $(0.34)      $(0.31)       $(0.65)    $10.60   (4.00)%  $  823,624
   2005     12.22       0.28(1)       0.15(1)    0.43      (0.89)       (0.04)        (0.93)     11.72    3.01       880,923
   2004     12.45       0.28(1)       0.63(1)    0.91      (0.92)       (0.22)        (1.14)     12.22    7.43       907,633
   2003     11.00       0.30(1)       1.53(1)    1.83      (0.33)       (0.05)        (0.38)     12.45   17.05       865,698
   2002     10.12       0.55          0.33       0.88         --           --            --      11.00    8.70       878,082
   2001      9.81       0.33         (0.02)      0.31         --           --            --      10.12    3.16     1,198,644

EMERGING MARKETS DEBT FUND
   CLASS A
   2006*   $11.81     $ 0.29(1)     $ 0.20(1)  $ 0.49     $(0.68)      $(0.63)       $(1.31)    $10.99    4.70%   $  800,953
   2005     10.74       0.66(1)       1.31(1)    1.97      (0.63)       (0.27)        (0.90)     11.81   19.34     1,143,845
   2004     11.15       0.61(1)       0.77(1)    1.38      (0.66)       (1.13)        (1.79)     10.74   13.97       765,483
   2003      8.12       0.78(1)       3.01(1)    3.79      (0.76)          --         (0.76)     11.15   49.15       565,237
   2002      9.03       0.82         (0.56)      0.26      (0.99)       (0.18)        (1.17)      8.12    2.15       422,130
   2001      9.51       0.94         (0.53)      0.41      (0.89)          --         (0.89)      9.03    4.69       458,950

  * For the six month period ended March 31, 2006 (Unaudited).
 ** Includes Fees Paid Indirectly.
*** See Note 3 in Notes to Financial Statements.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) The International Equity Fund Class I shares were offered beginning January 4, 2002.
(3) Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


---------------------------------------------------------------------------
                                        Ratio of
                          Ratio of      Expenses
                       Expenses to    to Average  Ratio of Net
                       Average Net    Net Assets    Investment
            Ratio of        Assets    (Excluding        Income
            Expenses    (Excluding   Waivers and        (Loss) Portfolio
          to Average     Fees Paid     Fees Paid    to Average  Turnover
         Net Assets* Indirectly)** Indirectly)**    Net Assets      Rate
--------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2006*       1.24%(3)      1.24%(3)      1.24%(3)      0.85%(3)    41%
   2005        1.24          1.24          1.24          1.50        80
   2004        1.26          1.26          1.26          1.06        44
   2003        1.28          1.28          1.32          1.12        87
   2002        1.28          1.28          1.29          0.51        70
   2001        1.28          1.28          1.29          0.36        91
   CLASS I
   2006*       1.49%(3)      1.49%(3)      1.49%(3)      0.65%(3)    41%
   2005        1.49          1.49          1.49          1.28        80
   2004        1.51          1.51          1.51          1.06        44
   2003        1.53          1.53          1.57          1.15        87
   2002(2)     1.53(3)       1.53(3)       1.54(3)       0.61(3)     70

EMERGING MARKETS EQUITY FUND
   CLASS A
   2006*       1.96%(3)      1.96%(3)      2.04%(3)     (0.31)%(3)   35%
   2005        1.95          1.96          2.05          1.05        69
   2004        1.95          1.95          2.12          0.84        88
   2003        1.95          1.95          2.14          0.71        69
   2002        1.95          1.95          2.14          0.08       109
   2001        1.95          1.95          2.13          0.54       126

INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2006*       1.01%(3)      1.01%(3)      1.03%(3)      2.49%(3)    97%
   2005        1.00          1.00          1.04          2.24       145
   2004        1.00          1.00          1.04          2.27       224
   2003        1.00          1.00          1.06          2.60       216
   2002        1.00          1.00          1.07          2.72       339
   2001        1.00          1.00          1.06          3.13       235

EMERGING MARKETS DEBT FUND
   CLASS A
   2006*       1.36%(3)      1.36%(3)      1.79%(3)      5.22%(3)    53%
   2005        1.35          1.35          1.79          6.03        85
   2004        1.35          1.35          1.79          5.91        77
   2003        1.35          1.35          1.80          7.98       127
   2002        1.35          1.35          1.79          8.80       140
   2001        1.35          1.35          1.78         10.06       196


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   43

NOTES TO FINANCIAL STATEMENTS (Unaudited)



Notes to Financial Statements
March 31, 2006~


1. ORGANIZATION

SEI Institutional International Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five funds: the International Equity Fund, the Tax-Managed International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class I shares.

As of March 31, 2006, the Tax-Managed International Equity Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event') has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

--------------------------------------------------------------------------------
44   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (see Note 8). Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty to the repurchase agreement. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities are translated at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds do isolate the effect of fluctuations in foreign-currency rates when determining the gain or loss upon sale or maturity of foreign currency-denominated debt obligations for Federal income tax purposes.
The Funds report gains and losses on foreign-currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the six month period ended March 31, 2006. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedule of Investments in the International Equity Fund and the International Fixed Income Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   45

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying assets versus the accrued income payment based on LIBOR or some other form of indices on the notional amount.In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. In connection with outstanding credit-default swaps as of March 31, 2006, the Emerging Markets Debt Fund has issued a loan in the amount of $66,209,044 to the counterparty as collateral.

STRUCTURED NOTE -- The Emerging Markets Debt Fund (the "Fund") has entered into an agreement with JP Morgan Chase (the "Counterparty") which increases the Fund's exposure to the Brazilian debt and currency markets. The Fund paid to the Counterparty an amount equal to the U.S. Dollar equivalent of the market value of certain Brazilian Government Securities of a par amount disclosed on the Schedule of Investments under the heading "Structured Note" on the effective date of the agreement. In return, the Fund is entitled to receive from the Counterparty an amount in U.S. Dollars determined by the exchange rate between the U.S. Dollar and Brazilian Real on the termination date of the agreement, or, alternatively, under accelerated or early termination provisions (available to the Fund at any time prior to the termination date), either, at the option of the fund: a) specified Brazilian Government Securities of an equal aggregate par amount; or b) an amount of Brazilian Reals determined by the exchange rate and current market value of the reference Brazilian Government Securities (or under limited conditions, an equivalent amount in U.S. Dollars as determined by the exchange rate on the optional termination date). The risks involved with this type of transaction include the risk that the Counterparty will not perform under the terms of the agreement, the risk that a liquid market will not exist for this type of instrument, in which case the value that the Fund would receive in the event of the sale of this instrument could significantly differ from that disclosed on the Schedule of Investments, and risks normally associated with investments made in foreign securities markets as disclosed further in Note 6.

OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount
--------------------------------------------------------------------------------
46   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006
equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

DELAYED DELIVERY TRANSACTIONS -- Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

CLASSES -- Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   47
securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. ADMINISTRATION, INVESTMENT ADVISORY AND
DISTRIBUTION AGREEMENTS AND OTHER
TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                        0.45%
Emerging Markets Equity Fund                     0.65
International Fixed Income Fund                  0.60
Emerging Markets Debt Fund                       0.65

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion. At March 31, 2006, the Administrator is not currently waiving its fee for the International Equity Fund.

--------------------------------------------------------------------------------
              International        Emerging       International    Emerging
                Equity          Markets Equity    Fixed Income    Markets Debt
                 Fund               Fund              Fund           Fund
--------------------------------------------------------------------------------
Class A          1.28%              1.96%             1.01%          1.36%
Class I          1.53                 --                --             --

SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser for the Funds under an amended and restated Investment Advisory Agreement dated December 17, 2002 under which SIMC receives annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                  0.505%
Emerging Markets Equity Fund               1.050
International Fixed Income Fund            0.150
Emerging Markets Debt Fund                 0.850

However, SIMC has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Adviser as presented above.

As of April 1, 2006, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

--------------------------------------------------------------------------------
                                                             Date of
Investment Sub-Adviser                                      Agreement
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Alliance Capital Management L.P.                             07/01/03
Capital Guardian Trust Company                               06/29/98
Fuller & Thaler Asset Management, Inc.                       07/15/05
McKinley Capital Management, Inc.                            07/01/03
Morgan Stanley Investment Management Limited                 12/10/03
Quantitative Management Associates LLC                       06/30/05
Smith Breeden Associates, Inc.                               12/08/05
EMERGING MARKETS EQUITY FUND
Alliance Capital Management L.P.                             06/26/02
Ashmore Investment Management Limited                        10/07/05
Emerging Markets Management, LLC                             03/11/03
Rexiter Capital Management Limited                           07/15/04
The Boston Company Asset
   Management LLC                                            09/18/00
INTERNATIONAL FIXED INCOME FUND
Alliance Capital Management LLC                              01/11/06
Fischer Francis Trees and Watts, Inc.                        12/17/02
EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited                        03/17/03
Stone Harbor Investment Partners LP                          04/01/06

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Specific classes of certain funds


--------------------------------------------------------------------------------
48   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006
have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                      Shareholder        Administrative
                                     Servicing Fees       Servicing Fees
--------------------------------------------------------------------------------
International Equity Fund
   Class A                               0.25%                 --
   Class I                               0.25%               0.25%
Emerging Markets Equity Fund
   Class A                               0.25%                 --
International Fixed Income Fund
   Class A                               0.25%                 --
Emerging Markets Debt Fund
   Class A                               0.25%                 --

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six month period ended March 31, 2006, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Distributor as presented above.

For the six month period ended March 31, 2006, the Distributor retained 100% of both Shareholder Servicing fees, less the waiver, and Administration Servicing fees.

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of SIMC or the Administrator. Compensation of affiliated Officers and Trustees is paid by SIMC or the Administrator.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended March 31, 2006, can be found on the Statement of Operations.

4. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale and maturity of securities, other than short-term investments, during the six month period ended March 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                           Purchases          Sales
                                         ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
International Equity Fund
    US Gov't                              $  253,169       $   89,835
    Other                                  1,020,346        1,518,795
Emerging Markets Equity Fund
    US Gov't                                      --               --
    Other                                    463,677          596,009
International Fixed Income Fund
    US Gov't                                  96,805           88,655
    Other                                    579,736          632,612
Emerging Markets Debt Fund
    US Gov't                                      --               --
    Other                                    436,114          709,373

5. FEDERAL TAX INFORMATION:
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   49

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

--------------------------------------------------------------------------------
                                                Long-Term
                          Ordinary Income     Capital Gain              Totals
                            ($ Thousands)    ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
International
   Equity Fund           2005    $62,889              $ --            $62,889
                         2004     23,821                --             23,821
Emerging Markets
   Equity Fund           2005      8,705                --              8,705
                         2004      2,380                --              2,380
International Fixed
   Income Fund           2005     70,687              898              71,585
                         2004     76,253            4,645              80,898
Emerging Markets
   Debt Fund             2005     51,738           12,766              64,504
                         2004     68,148           28,155              96,303

As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                  Post                                Total Distributable
              Undistributed  Undistributed        Capital        October     Unrealized          Other          Earnings/
                   Ordinary      Long-Term           Loss       Currency  Appreciation/      Temporary       (Accumulated
                     Income   Capital Gain  Carryforwards         Losses (Depreciation)    Differences            Losses)
              ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)      ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------
International
   Equity Fund      $72,017        $    --     $(380,448)       $(3,766)       $516,130           $ 29           $203,962
Emerging Markets
   Equity Fund        8,381         78,220            --             --         338,946             --            425,547
International Fixed
   Income Fund       36,650         10,945            --             --           3,539             --             51,134
Emerging Markets
   Debt Fund         55,177         41,052            --             --          98,363             --            194,592

Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-----------------------------------------------------------------------------------------------
                                                                   Total Capital  Total Capital
                                                                            Loss           Loss
                            Expires        Expires        Expires   Carryforward       Utilized
                               2012           2011           2010        9/30/05        9/30/05
                      ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
-----------------------------------------------------------------------------------------------
International Equity
   Fund                     $22,929       $226,615       $130,904       $380,448       $348,248
Emerging Markets
   Equity Fund                   --             --             --             --        128,103

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 2006 for each Fund is as follows:

--------------------------------------------------------------------------------
                                          Aggregate      Aggregate
                                             Gross          Gross            Net
                            Federal     Unrealized     Unrealized     Unrealized
                           Tax Cost   Appreciation   Depreciation   Appreciation
                      ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
International Equity
   Fund                  $3,689,934       $729,478      $(30,124)       $699,354
Emerging Markets
   Equity Fund            1,011,292        428,249       (16,577)        411,672

International Fixed
   Income Fund              812,174         13,363       (21,075)        (7,712)

Emerging Markets
   Debt Fund                810,368         71,378        (4,713)         66,665


6. INVESTMENT RISKS
Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At March 31, 2006, the total value of these securities represented approximately 6% of the net assets of the Emerging Markets Debt Fund.

Forward foreign currency contracts, futures contracts, and swap agreement contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts.

--------------------------------------------------------------------------------
50   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed- and floating-rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

8. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, corporate obligations, asset-backed securities, repurchase agreements or master notes. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate notes, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

9. OTHER
On March 31, 2006, the number of shareholders below held the following percentage of the outstanding shares of the Funds.
--------------------------------------------------------------------------------
                                             Number of          % of Outstanding
                                          Shareholders                   Shares
--------------------------------------------------------------------------------
International Equity Fund, Class A                   1                    80.07%
International Equity Fund, Class I                   2                    24.49
Emerging Markets Equity Fund, Class A                1                    82.82
International Fixed Income Fund, Class A             1                    88.70
Emerging Markets Debt Fund, Class A                  1                    70.92

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.



--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   51

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM (UNAUDITED)
The Board has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended September 30, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, neither the Trust, its portfolios nor anyone on their behalf consulted with KPMG LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to replace PricewaterhouseCoopers LLP, the Trust's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended September 30, 2005 and to select KPMG was recommended by the Trust's Audit Committee and approved by the Funds' Board of Trustees. PricewaterhouseCoopers LLP's report on the Trust's financial statements for the fiscal years ended September 30, 2005 and September 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, (i) there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) during the fiscal years ended September 30, 2005 and September 30, 2004 none of the events enumerated in paragraphs (1) (v) (B) through (D) of Item 304 (a) of Regulation S-K occurred. As part of its report dated November 29, 2005 filed as an exhibit to the Trust's most recent Form N-SAR filed with the SEC, PricewaterhouseCoopers LLP advised management that management did not maintain effective internal controls over the valuation and reporting of illiquid securities in the Emerging Markets Debt Fund (the "Fund"). Illiquid securities, which comprise approximately 4.3% of net assets of the Fund, were not valued using readily available, current market quotations or by employing a reasonable process for fair valuation at September 30, 2005. This finding did not affect PricewaterhouseCoopers LLP's opinion on these financial statements. The Board's decision to change the Trust's auditors preceded the identification by PricewaterhouseCoopers LLP of the foregoing internal control issue.



--------------------------------------------------------------------------------
52   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2006


Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.



                    BEGINNING      ENDING             EXPENSES
                     ACCOUNT      ACCOUNT   ANNUALIZED  PAID
                      VALUE        VALUE     EXPENSE   DURING
                     10/01/05     3/31/06     RATIOS   PERIOD*
--------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,137.40     1.24%    $ 6.61
Class I             $1,000.00   $1,137.80     1.49%    $ 7.94
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,018.75     1.24%    $ 6.24
Class I             $1,000.00   $1,017.50     1.49%    $ 7.49
--------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,183.40     1.96%    $10.67
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,015.16     1.96%    $ 9.85

--------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $  960.00     1.01%     $4.94
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,019.90     1.01%     $5.09
--------------------------------------------------------------
EMERGING MARKETS DEBT FUND
--------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00   $1,047.00     1.36%     $6.94
HYPOTHETICAL 5% RETURN
Class A             $1,000.00   $1,018.15     1.36%     $6.84




* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO
  MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD,
  MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD
  SHOWN).


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   53

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2006~


Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory
Agreements (Unaudited)

The SEI Institutional International Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charge a Fund compared with the fees each charge to comparable mutual funds; (f) a Fund's overall fees



--------------------------------------------------------------------------------
54   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006
and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the June 23, 2005, September 21, 2005, December 8, 2005, March 8, 2006 and March 9, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:
  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

  o each Fund's investment performance and how it compared to that of other comparable mutual funds;

  o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

  o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

  o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2006   55

SEI INSTITUTIONAL INTERNATIONAL TRUST -- MARCH 31, 2006



PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.










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56   SEI Institutional International Trust / Semi-Annual Report / March 31, 2006

Notes

Notes

Notes

Notes

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2006





Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER




INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI

(1 800 342 5734)

[LOGO OMITTED]

SEI     New ways.
        New answers.(R)
SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)




SEI-F-031 (3/06)

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional International Trust


By (Signature and Title)*               /s/ Robert A. Nesher
                                        --------------------------------
                                        Robert A Nesher, President & CEO

Date:  June 5, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Robert A. Nesher
                                        --------------------------------
                                        Robert A Nesher, President & CEO

Date:  June 5, 2006




By (Signature and Title)*               /s/ Stephen F. Panner
                                        -----------------------------
                                        Stephen F. Panner, Controller & CFO

Date:  June 5, 2006
* Print the name and title of each signing officer under his or her signature.